UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipals Trust
Annual Report
July 31, 2023

Arizona    •      Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
Municipal Income Funds
July 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
In the opening months of the 12-month period, from August through October 2022, municipal returns were negative. Municipal mutual funds experienced outflows as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index (the Index) fell 3.84% in September 2022 -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December 2022. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by an ongoing supply-demand imbalance and the return of inflows into open-end mutual funds. In February 2023, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
But as the period came to a close in the spring and early summer of 2023, the municipal market experienced another sell-off. Although positive technical factors – most importantly, demand that exceeded municipal bond supply – produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year overwhelmed the positive technical factors and caused municipal rates to rise and bond prices to fall in the final four months of the period.
For the 12-month period as a whole, the Index returned 0.93% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. U.S. Treasurys, meanwhile, underperformed municipal bonds throughout the yield curve.
Fund Performance
For the 12-month period ended July 31, 2023, the Arizona, Connecticut, Minnesota, New Jersey, and Pennsylvania Funds’ Class A shares at net asset value (NAV) underperformed the 0.93% return of the Funds’ primary benchmark, the Index.
Generally speaking, in pursuing its investment objective, each Fund normally acquires municipal bonds with maturities of 10 years or more.
State-Specific Results
Eaton Vance Arizona Municipal Income Fund Class A shares at NAV returned 0.23%, underperforming the 0.93% return of the Index. Detractors from performance versus the Index included security selections in the education sector; security selections in AAA-rated bonds; and an allocation to taxable municipal bonds, which are not represented in the Index and underperformed tax-exempt municipal bonds during the period.
In contrast, contributors to performance versus the Index included security selections in bonds rated BBB and below, security selections in the health care sector, and security selections and an overweight position in AMT (alternative minimum tax) municipal bonds.
Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 0.41%, underperforming the 0.93% return of the Index. Key detractors from performance versus the Index included security selections in 4% coupon bonds; an allocation to taxable municipal bonds; and security selections and an underweight position in A-rated bonds
Contributors to performance versus the Index included security selections in local general obligation (GO) bonds, an overweight position in Puerto Rico bonds, and security selections and an overweight position in variable-rate demand obligations, which benefited from rising interest rates during the period.
Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 0.05%, underperforming the 0.93% return of the Index. Security selections and an overweight position in AAA-rated bonds, along with security selections and overweight positions in the education sector and in local GO bonds, all detracted from Fund performance relative to the Index. Contributors to returns versus the Index included security selections in the health care sector, security selections in bonds with 22 years or more remaining to maturity, and security selections and an overweight position in Puerto Rico bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Funds
July 31, 2023
Management’s Discussion of Fund Performance† — continued

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 0.10%, underperforming the 0.93% return of the Index. Detractors from performance versus the Index included security selections and an overweight position in the health care sector, security selections and an overweight position in local GO bonds, and an allocation to taxable municipal bonds. In contrast, security selections and an overweight position in the transportation sector, security selections in 5% coupon bonds, and security selections in bonds with 17 years or more remaining to maturity all contributed to returns versus the Index.
Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 0.49%, underperforming the 0.93% return of the Index. Detractors from Fund performance relative to the Index included security selections and an overweight position in local GO bonds, as well as security selections within the Fund’s leveraged investments. At period-end, however, the Fund no longer held leveraged investments.
In contrast, contributors to performance versus the Index included security selections in the transportation sector, security selections in AA-rated bonds, and security selections and an overweight position in bonds with 17 years or more remaining to maturity.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	0.23%	1.22%	2.48%
Class A with 3.25% Maximum Sales Charge	—	—	(3.08)	0.54	2.14
Class C at NAV	12/16/2005	07/25/1991	(0.57)	0.46	1.87
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.54)	0.46	1.87
Class I at NAV	08/03/2010	07/25/1991	0.43	1.42	2.68

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%
Bloomberg Arizona Municipal Bond Index	—	—	0.41	1.58	2.65
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.74%	1.99%	2.94%
Taxable-Equivalent Distribution Rate	4.84	3.51	5.19
SEC 30-day Yield	2.81	2.16	3.11
Taxable-Equivalent SEC 30-day Yield	4.96	3.81	5.48
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$12,039	N.A.
Class I, at minimum investment	$1,000,000	07/31/2013	$1,303,403	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	0.41%	1.27%	2.43%
Class A with 3.25% Maximum Sales Charge	—	—	(2.84)	0.61	2.09
Class C at NAV	02/09/2006	05/01/1992	(0.34)	0.52	1.81
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.32)	0.52	1.81
Class I at NAV	03/03/2008	05/01/1992	0.62	1.47	2.63

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%
Bloomberg Connecticut Municipal Bond Index	—	—	0.81	2.18	2.52
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.80%	2.04%	3.00%
Taxable-Equivalent Distribution Rate	5.35	3.91	5.74
SEC 30-day Yield	2.89	2.24	3.19
Taxable-Equivalent SEC 30-day Yield	5.54	4.29	6.11
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$11,963	N.A.
Class I, at minimum investment	$1,000,000	07/31/2023	$1,296,845	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	0.05%	1.43%	2.25%
Class A with 3.25% Maximum Sales Charge	—	—	(3.22)	0.76	1.92
Class C at NAV	12/21/2005	07/29/1991	(0.64)	0.67	1.65
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.62)	0.67	1.65
Class I at NAV	08/03/2010	07/29/1991	0.25	1.63	2.46

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%
Bloomberg Minnesota Municipal Bond Index	—	—	0.63	1.66	2.33
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.30%	1.54%	2.49%
Taxable-Equivalent Distribution Rate	4.67	3.13	5.06
SEC 30-day Yield	2.47	1.80	2.75
Taxable-Equivalent SEC 30-day Yield	5.00	3.65	5.57
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$11,774	N.A.
Class I, at minimum investment	$1,000,000	07/31/2013	$1,274,787	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson, Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	0.10%	1.58%	2.70%
Class A with 3.25% Maximum Sales Charge	—	—	(3.19)	0.90	2.37
Class C at NAV	12/14/2005	01/08/1991	(0.65)	0.83	2.08
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.62)	0.83	2.08
Class I at NAV	03/03/2008	01/08/1991	0.42	1.80	2.92

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%
Bloomberg New Jersey Municipal Bond Index	—	—	1.94	2.70	3.48
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.82%	2.07%	3.02%
Taxable-Equivalent Distribution Rate	5.83	4.28	6.24
SEC 30-day Yield	2.79	2.14	3.09
Taxable-Equivalent SEC 30-day Yield	5.77	4.42	6.37
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$12,292	N.A.
Class I, at minimum investment	$1,000,000	07/31/2013	$1,333,150	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	0.49%	1.11%	2.23%
Class A with 3.25% Maximum Sales Charge	—	—	(2.81)	0.44	1.90
Class C at NAV	01/13/2006	01/08/1991	(0.42)	0.35	1.62
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.39)	0.35	1.62
Class I at NAV	03/03/2008	01/08/1991	0.70	1.32	2.43

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%
Bloomberg Pennsylvania Municipal Bond Index	—	—	1.14	2.13	3.05
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.74%	1.49%	0.54%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.35%	2.60%	3.55%
Taxable-Equivalent Distribution Rate	5.97	4.63	6.33
SEC 30-day Yield	3.14	2.49	3.44
Taxable-Equivalent SEC 30-day Yield	5.59	4.44	6.13
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$11,739	N.A.
Class I, at minimum investment	$1,000,000	07/31/2013	$1,270,976	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Municipal Income Funds
July 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profiles subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Important Notice to Shareholders
Effective August 17, 2023, the portfolio managers of Eaton Vance Arizona Municipal Income Fund and Eaton Vance Connecticut Municipal Income Fund are Trevor G. Smith and Carl A. Thompson and the portfolio managers of Eaton Vance Pennsylvania Municipal Income Fund are Christopher J. Eustance and Paul Metheny.

Eaton Vance
Municipal Income Funds
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 997.40	$3.66	0.74%
Class C	$1,000.00	$ 994.40	$7.37	1.49%
Class I	$1,000.00	$ 998.40	$2.68	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.71	0.74%
Class C	$1,000.00	$1,017.41	$7.45	1.49%
Class I	$1,000.00	$1,022.12	$2.71	0.54%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.

Eaton Vance
Municipal Income Funds
July 31, 2023
Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 996.50	$3.42	0.69%
Class C	$1,000.00	$ 993.80	$7.12	1.44%
Class I	$1,000.00	$ 997.50	$2.43	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.37	$3.46	0.69%
Class C	$1,000.00	$1,017.65	$7.20	1.44%
Class I	$1,000.00	$1,022.37	$2.46	0.49%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 994.80	$3.51	0.71%
Class C	$1,000.00	$ 991.30	$7.21	1.46%
Class I	$1,000.00	$ 995.80	$2.52	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.27	$3.56	0.71%
Class C	$1,000.00	$1,017.56	$7.30	1.46%
Class I	$1,000.00	$1,022.27	$2.56	0.51%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.

Eaton Vance
Municipal Income Funds
July 31, 2023
Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,000.80	$3.52	0.71%
Class C	$1,000.00	$ 997.70	$7.23	1.46%
Class I	$1,000.00	$1,003.00	$2.53	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.27	$3.56	0.71%
Class C	$1,000.00	$1,017.56	$7.30	1.46%
Class I	$1,000.00	$1,022.27	$2.56	0.51%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 998.90	$4.11	0.83%
Class C	$1,000.00	$ 994.60	$7.81	1.58%
Class I	$1,000.00	$1,000.00	$3.12	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.68	$4.16	0.83%
Class C	$1,000.00	$1,016.96	$7.90	1.58%
Class I	$1,000.00	$1,021.67	$3.16	0.63%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 89.2%
Security	Principal Amount (000's omitted)	Value
Education — 12.6%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 242,515
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39	55	53,895
5.00%, 7/15/40(1)	350	340,469
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	45,233
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	451,925
Arizona State University, 5.00%, 7/1/36	1,150	1,182,212
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	205,117
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	373,696
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	413,705
Northern Arizona University, 5.00%, 6/1/38	1,000	1,033,620
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	460,910
Pima County Community College District, AZ:
5.00%, 7/1/33	300	328,734
5.00%, 7/1/35	720	784,685
University of Arizona:
5.00%, 6/1/38	1,500	1,550,025
5.00%, 8/1/38	600	656,778
5.00%, 6/1/42	1,500	1,612,830
		$ 9,736,349
Electric Utilities — 8.7%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,185,091
5.00%, 7/1/36	1,000	1,167,440
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,051,620
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,090,900
5.00%, 1/1/50	2,000	2,195,980
		$ 6,691,031
General Obligations — 9.9%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	$225	$ 231,964
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	$1,550	$ 1,550,062
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	302,247
Puerto Rico:
0.00%, 7/1/33	750	458,070
5.625%, 7/1/29	1,000	1,070,110
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,529,685
Tempe, AZ:
5.00%, 7/1/24	1,000	1,016,300
5.00%, 7/1/43	1,000	1,122,690
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	350,983
		$ 7,632,111
Hospital — 6.6%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$ 1,676,239
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	485,710
Series 2019-E, 4.00%, 1/1/45	1,000	971,620
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	432,380
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	500,235
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,015,934
		$ 5,082,118
Housing — 2.2%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 508,725
5.00%, 7/1/44	250	252,135
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	429,882
5.00%, 7/1/37	500	510,450
		$ 1,701,192
Industrial Development Revenue — 7.1%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,056,040
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	431,044

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$ 218,306
4.50%, 8/1/42	850	814,453
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.80% to 9/1/23 (Put Date), 4/1/29	2,000	2,000,000
		$ 5,519,843
Insured - Electric Utilities — 0.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 480,509
Series SS, (NPFG), 5.00%, 7/1/25	245	245,095
		$ 725,604
Insured - General Obligations — 12.0%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,218,036
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	1,390	1,552,380
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,155,030
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,762,329
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,195,281
Maricopa County Elementary School District No. 66, AZ, (BAM), 4.00%, 7/1/39	400	402,188
		$ 9,285,244
Insured - Lease Revenue/Certificates of Participation — 1.9%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 502,745
(AGM), 4.25%, 6/1/47	1,000	1,002,100
		$ 1,504,845
Insured - Special Tax Revenue — 4.2%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,288,525
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,995,632
		$ 3,284,157
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.8%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,417,709
		$ 1,417,709
Senior Living/Life Care — 1.9%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 462,730
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	207,434
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	352,154
4.00%, 12/1/30	500	457,200
		$ 1,479,518
Special Tax Revenue — 6.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 197,382
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	37,287
1.30%, 7/1/28	500	445,125
2.10%, 7/1/36	580	464,974
2.55%, 7/1/46	125	87,389
4.00%, 7/1/32	275	286,762
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	979,640
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	622,140
4.00%, 8/1/36	500	510,680
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	975,760
		$ 4,607,139
Transportation — 6.5%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,013,680
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	1,500	1,488,795
(AMT), 4.00%, 7/1/38	1,000	988,320
(AMT), 5.00%, 7/1/49	1,455	1,500,964
		$ 4,991,759
Water and Sewer — 6.9%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,549,365
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	764,280

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ: (continued)
Green Bonds, 4.00%, 7/15/47	$1,000	$ 991,660
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	873,003
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	584,753
5.00%, 7/1/35	530	563,819
		$ 5,326,880
Total Tax-Exempt Municipal Obligations (identified cost $69,236,940)		$ 68,985,499

Taxable Municipal Obligations — 8.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$135	$ 128,115
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	45	44,271
		$ 172,386
General Obligations — 2.4%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 645,804
Maricopa, AZ:
5.09%, 7/1/25	500	498,910
5.45%, 7/1/24	710	709,602
		$ 1,854,316
Hospital — 2.6%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.40%, 1/1/56(2)	$2,000	$ 2,000,000
		$ 2,000,000
Special Tax Revenue — 2.9%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 646,833
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	540	471,927
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tempe, AZ, Transit Excise Tax Revenue: (continued)
1.345%, 7/1/28	$1,330	$ 1,139,185
		$ 2,257,945
Total Taxable Municipal Obligations (identified cost $6,764,123)		$ 6,284,647

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 501,940
Total Trust Units (identified cost $497,285)		$ 501,940
Total Investments — 98.0% (identified cost $76,498,348)		$ 75,772,086
Other Assets, Less Liabilities — 2.0%		$ 1,540,789
Net Assets — 100.0%		$ 77,312,875
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $2,711,298 or 3.5% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.4% of total investments.

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Portfolio of Investments

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Yale University, 0.873%, 4/15/25	$1,000	$ 931,797
Total Corporate Bonds (identified cost $965,107)		$ 931,797

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,081,140
		$ 1,081,140
Education — 20.0%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 583,758
5.00%, 7/1/30	175	196,025
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	256,744
4.00%, 7/1/37	270	267,983
5.00%, 7/1/26	270	280,878
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,356,775
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,880,595
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	500	480,540
5.00%, 7/1/34	1,475	1,540,977
5.00%, 7/1/48	1,000	1,058,650
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	810	844,393
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	141,288
4.00%, 7/1/29	100	104,946
4.00%, 7/1/30	125	131,266
4.00%, 7/1/33	430	445,480
4.00%, 7/1/34	1,095	1,131,354
4.00%, 7/1/36	560	570,394
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	$810	$ 826,062
5.00%, 7/1/35	850	857,378
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	967,900
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,691,377
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,958,660
4.28%, 7/1/42(1)	2,000	2,000,000
		$ 20,573,423
Escrowed/Prerefunded — 1.5%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 416,942
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	152,033
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,018,680
		$ 1,587,655
General Obligations — 29.3%
Colchester, CT, 4.00%, 10/15/28	$440	$ 445,047
Connecticut:
4.00%, 1/15/38	1,000	1,017,120
4.00%, 6/15/39	300	303,645
4.00%, 6/15/41	300	302,136
5.00%, 4/15/30	1,150	1,283,503
Social Bonds, 5.00%, 11/15/42	1,500	1,654,575
Darien, CT:
4.00%, 4/25/24	1,000	1,005,440
4.00%, 8/1/37	1,310	1,345,750
4.00%, 4/15/48	1,125	1,113,142
East Haddam, CT:
3.00%, 12/1/35	400	378,224
3.00%, 12/1/37	335	301,343
East Lyme, CT, 5.00%, 8/8/24(2)	1,500	1,519,380
Ellington, CT:
3.00%, 9/15/33	280	271,734
3.00%, 9/15/35	210	196,176
Enfield, CT, 4.00%, 8/1/29	500	522,520
Greenwich, CT:
4.00%, 7/15/29	450	454,091
4.00%, 7/15/30	250	252,215
4.00%, 7/15/32	400	403,512

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT:
Green Bonds, 4.00%, 4/1/40	$1,410	$ 1,419,912
Green Bonds, 4.125%, 4/1/41	1,410	1,426,779
Guilford, CT, 3.00%, 8/1/34	500	491,795
Hartford, CT, Special Obligation Bonds, 5.00%, 4/1/24	750	757,740
North Haven, CT, 5.00%, 7/15/25	1,490	1,545,577
Norwalk, CT, 4.00%, 8/15/47	1,425	1,404,480
Puerto Rico:
0.00%, 7/1/33	750	458,070
5.625%, 7/1/27	328	345,056
5.625%, 7/1/29	1,250	1,337,637
South Windsor, CT, 4.00%, 2/1/43	1,425	1,431,256
Thomaston, CT, 3.00%, 8/8/23	2,000	1,999,680
Waterbury, CT, 5.00%, 8/1/37	1,150	1,280,145
West Haven, CT, 4.00%, 9/15/36	1,500	1,472,865
Windsor Locks, CT:
4.125%, 7/15/41	640	648,749
4.25%, 7/15/48	1,280	1,287,770
		$ 30,077,064
Hospital — 8.2%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,475,166
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	1,500	1,301,640
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,620	1,478,963
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,094,420
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	506,670
5.00%, 7/1/34	1,520	1,539,395
		$ 8,396,254
Housing — 7.1%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 742,747
(SPA: TD Bank, N.A.), 3.92%, 11/15/50(3)	2,800	2,800,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	707,196
Social Bonds, 4.20%, 11/15/38(2)	1,000	1,005,410
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,036,050
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Sustainability Bonds, 4.05%, 11/15/42	$1,000	$ 970,070
		$ 7,261,473
Insured - Education — 4.4%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,209,252
(AMBAC), 5.25%, 7/1/31	2,050	2,358,648
		$ 4,567,900
Insured - General Obligations — 6.6%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,183,952
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,565,864
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,986,580
(BAM), 5.00%, 3/1/47	1,000	1,058,240
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,014,940
		$ 6,809,576
Insured - Hospital — 1.0%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,004,430
		$ 1,004,430
Insured - Water and Sewer — 3.4%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,488,195
		$ 3,488,195
Senior Living/Life Care — 1.6%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 1,022,060
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	218,595
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	500	432,030
		$ 1,672,685
Special Tax Revenue — 4.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 197,382
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,011,880
5.00%, 7/1/39	1,000	1,129,960

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$1,360	$ 1,327,033
		$ 4,666,255
Student Loan — 1.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$600	$ 573,786
(AMT), 4.25%, 11/15/38	695	666,602
(AMT), 5.00%, 11/15/28	250	266,535
(AMT), 5.00%, 11/15/29	240	258,545
		$ 1,765,468
Transportation — 0.8%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 838,100
		$ 838,100
Water and Sewer — 2.4%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 467,555
5.00%, 8/1/32	355	397,696
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	998,580
5.00%, 9/15/29	200	207,722
5.00%, 9/15/30	125	129,696
5.00%, 4/1/33	100	111,655
5.00%, 4/1/34	100	111,926
		$ 2,424,830
Total Tax-Exempt Municipal Obligations (identified cost $97,026,257)		$ 96,214,448

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 1.65%, 7/1/24	$300	$ 288,462
		$ 288,462
General Obligations — 3.0%
Connecticut, 3.136%, 4/15/25	$770	$ 742,488
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Naugatuck, CT:
1.14%, 9/15/26	$200	$ 177,736
1.40%, 9/15/27	250	217,807
1.60%, 9/15/28	255	217,880
1.79%, 9/15/29	750	628,552
Norwalk, CT, 1.381%, 7/15/29	1,000	826,790
Watertown, CT, 2.25%, 10/15/33	290	227,540
		$ 3,038,793
Housing — 1.8%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 5.23%, 11/1/55(3)	$1,885	$ 1,885,000
		$ 1,885,000
Total Taxable Municipal Obligations (identified cost $5,523,474)		$ 5,212,255

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$670	$ 672,600
Total Trust Units (identified cost $674,943)		$ 672,600
Total Investments — 100.3% (identified cost $104,189,781)		$103,031,100
Other Assets, Less Liabilities — (0.3)%		$ (278,964)
Net Assets — 100.0%		$102,752,136
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $629,412 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,053,450
5.00%, 3/1/30	1,000	1,052,430
		$ 2,105,880
Education — 11.1%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,406,712
5.00%, 3/1/31	1,000	1,071,160
5.00%, 3/1/34	500	534,750
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	388,764
5.00%, 3/1/37	1,500	1,526,190
5.00%, 10/1/52	2,000	2,081,980
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,666,129
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	596,600
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/27	500	512,225
5.00%, 3/1/28	1,010	1,034,220
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	531,765
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	502,975
4.00%, 10/1/50	1,500	1,435,440
5.00%, 12/1/29	1,815	1,878,325
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	937,118
5.00%, 10/1/30	650	697,463
5.00%, 10/1/34	250	273,545
5.00%, 4/1/35	750	784,598
Series 2017A, 4.00%, 10/1/37	500	499,775
Series 2019, 4.00%, 10/1/37	500	499,775
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	924,740
University of Minnesota:
5.00%, 4/1/27	500	524,840
5.00%, 8/1/27	625	645,713
5.00%, 4/1/41	2,000	2,059,500
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Minnesota: (continued)
5.00%, 4/1/44	$2,000	$ 2,151,780
		$ 26,166,082
Electric Utilities — 7.5%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 570,108
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,455
Minnesota Municipal Power Agency:
4.00%, 10/1/41	3,415	3,395,910
5.00%, 10/1/33	250	254,170
5.00%, 10/1/34	250	254,170
5.00%, 10/1/35	200	203,268
5.00%, 10/1/47	1,210	1,250,051
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	488,695
5.00%, 1/1/31	670	697,249
5.00%, 1/1/41	240	247,486
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	741,860
5.00%, 12/1/30	700	740,040
5.00%, 12/1/42	820	846,191
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,192,437
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	958,440
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,055,571
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	767,993
5.00%, 1/1/27	750	800,715
5.00%, 1/1/29	1,000	1,108,960
5.00%, 1/1/30	750	847,612
5.00%, 1/1/36	900	927,090
		$ 17,698,471
Escrowed/Prerefunded — 1.6%
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	$3,700	$ 3,725,752
		$ 3,725,752
General Obligations — 37.9%
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	$1,000	$ 1,074,070
5.00%, 2/1/28	1,040	1,120,226
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,015,220
Burnsville, MN, 3.00%, 12/20/32	620	617,973

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	$1,000	$ 854,190
0.00%, 2/1/35	350	221,869
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,043,760
Coon Rapids, MN, 5.00%, 2/1/33	1,525	1,793,415
Duluth, MN:
5.00%, 2/1/34	1,000	1,033,870
Series 2016A, 5.00%, 2/1/31	1,000	1,041,160
Series 2019C, 5.00%, 2/1/31	500	555,060
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,743,609
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,011,480
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,237,872
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,267,842
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,107,728
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	757,282
Hennepin County, MN:
5.00%, 12/1/32	1,000	1,179,540
5.00%, 12/15/33	2,280	2,549,952
5.00%, 12/1/35	2,000	2,111,820
5.00%, 12/1/39	2,000	2,294,140
(SPA: TD Bank, N.A.), 3.90%, 12/1/38(1)	1,865	1,865,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42(2)	1,300	1,286,740
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,022,030
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,206,000
4.00%, 2/1/50	1,500	1,465,410
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,564,965
5.00%, 2/1/32	1,500	1,644,615
Minneapolis, MN, 4.00%, 12/1/39	2,500	2,549,450
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	2,016,980
5.00%, 3/1/29	2,000	2,242,760
Series 2018C, 5.00%, 3/1/28	2,500	2,692,525
Series 2022B, 5.00%, 3/1/28	2,000	2,196,260
Minnesota:
4.00%, 9/1/41	2,000	2,055,320
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minnesota: (continued)
5.00%, 8/1/34	$500	$ 552,730
5.00%, 10/1/34	1,000	1,081,850
5.00%, 8/1/38	1,135	1,294,070
Pipestone, Rock and Murray Counties Independent School District No. 2689, MN, 5.00%, 2/1/29	1,205	1,346,973
Puerto Rico:
5.625%, 7/1/29	1,500	1,605,165
5.75%, 7/1/31	500	545,930
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,960,521
Rice County, MN, 4.00%, 2/1/52	3,000	2,897,220
Rosemount, MN:
4.00%, 2/1/44(2)	2,480	2,476,602
4.00%, 2/1/48(2)	1,885	1,848,111
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,048,740
5.00%, 2/1/27	1,000	1,048,020
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,576,204
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	984,649
0.00%, 2/1/37	1,500	846,300
Scott County, MN, 4.00%, 12/1/34	2,000	2,121,260
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,103,133
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,077,160
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,041,930
St. Paul, MN:
5.00%, 12/1/27	750	797,055
5.00%, 5/1/28	1,200	1,324,836
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,613,383
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	600,030
		$ 89,232,005
Hospital — 14.8%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,039,760
5.00%, 2/15/48	3,000	3,030,480
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	506,880

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group): (continued)
4.00%, 6/15/38	$375	$ 340,181
4.00%, 6/15/39	225	201,762
5.25%, 6/15/52	2,000	2,021,420
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	887,902
5.00%, 5/1/31	500	521,605
5.00%, 5/1/32	500	519,630
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/29	915	973,789
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,217,370
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,152,220
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/28	225	230,978
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,000	973,880
5.00%, 11/15/57	750	807,623
(SPA: Northern Trust Co.), 4.00%, 11/15/38(1)	6,990	6,990,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,691,923
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,050,020
5.00%, 11/15/34	500	523,635
5.00%, 11/15/47	500	507,185
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,500	2,561,025
5.00%, 7/1/30	1,000	1,024,920
5.00%, 7/1/32	1,995	2,040,725
		$ 34,814,913
Housing — 3.1%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 643,266
4.00%, 8/1/31	1,800	1,912,842
4.00%, 8/1/39	2,055	2,057,918
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	502,913
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	282,828
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	1,973,340
		$ 7,373,107
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$ 1,132,784
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,555,130
		$ 9,687,914
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,029,180
		$ 2,029,180
Lease Revenue/Certificates of Participation — 1.8%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,006,740
Minnesota, 5.00%, 3/1/27	3,000	3,225,120
		$ 4,231,860
Other Revenue — 2.5%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 820,322
4.00%, 11/1/34	500	477,665
5.00%, 11/1/27	400	403,968
5.00%, 11/1/29	300	302,610
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	2,041,074
(Liq: Royal Bank of Canada), 4.39%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(3)	2,000	1,956,680
		$ 6,002,319
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 803,690
5.00%, 9/1/43	1,000	959,570
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,593,696
4.00%, 10/1/26	1,680	1,668,089
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	357,157
		$ 5,382,202
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 197,382

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$4,000	$ 3,903,040
		$ 4,100,422
Student Loan — 0.9%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$2,250	$ 2,148,165
		$ 2,148,165
Transportation — 3.9%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/35	$1,000	$ 1,005,030
5.00%, 1/1/52	1,500	1,596,570
(AMT), 5.00%, 1/1/28	1,250	1,319,125
(AMT), 5.00%, 1/1/33	1,200	1,291,368
(AMT), 5.00%, 1/1/47	2,000	2,077,180
(AMT), 5.25%, 1/1/47	1,750	1,866,952
		$ 9,156,225
Water and Sewer — 1.3%
Saint Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 3,026,730
		$ 3,026,730
Total Tax-Exempt Municipal Obligations (identified cost $230,270,133)		$226,881,227
Total Investments — 96.3% (identified cost $230,270,133)		$226,881,227
Other Assets, Less Liabilities — 3.7%		$ 8,619,338
Net Assets — 100.0%		$235,500,565
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $197,382 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 4.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 90.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/36	$1,000	$ 1,166,500
Green Bonds, 5.00%, 9/1/38	500	567,670
		$ 1,734,170
Education — 2.7%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), Social Bonds, 4.00%, 6/15/56	$1,550	$ 1,273,000
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,790,963
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,062,700
		$ 4,126,663
Escrowed/Prerefunded — 2.4%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/24, 5.00%, 1/1/28	$2,000	$ 2,014,340
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,054,190
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	527,095
		$ 3,595,625
General Obligations — 19.5%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,883,768
Burlington County Bridge Commission, NJ:
5.00%, 8/1/30	500	553,510
5.00%, 8/1/31	410	454,616
5.00%, 8/1/32	250	277,120
5.00%, 10/1/36	1,000	1,076,000
Chester Township, NJ:
2.00%, 10/1/29	1,000	912,500
2.00%, 10/1/30	495	446,901
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,266,900
East Brunswick, NJ, 2.00%, 7/15/30	2,375	2,149,375
Essex County, NJ:
2.00%, 9/1/32	2,935	2,573,437
4.00%, 8/15/33	1,170	1,261,669
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,031,500
Hudson County Improvement Authority, NJ, 4.25%, 4/5/24	2,000	2,010,000
Jersey City, NJ, 5.00%, 11/1/33	800	868,456
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/36	$100	$ 93,680
5.00%, 12/1/37	925	1,065,110
5.00%, 12/1/38	645	737,132
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	139,029
3.00%, 3/1/36	150	140,932
3.00%, 3/1/37	260	236,582
3.00%, 3/1/39	275	239,616
3.00%, 3/1/41	290	246,256
3.00%, 3/1/44	930	772,644
New Jersey, 2.00%, 6/1/27	3,635	3,419,663
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	102,292
3.00%, 8/15/38	150	133,253
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,250,016
Puerto Rico, 5.625%, 7/1/29	1,000	1,070,110
Summit, NJ, 3.00%, 7/15/45	1,360	1,153,253
		$ 29,565,320
Hospital — 9.4%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 752,760
5.75%, 2/15/42	1,100	1,101,529
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	140	140,077
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 4.00%, 7/1/37	710	718,122
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	620,721
5.00%, 7/1/39	2,750	2,825,103
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,936
5.00%, 7/1/33	1,155	1,176,321
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,491,449
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	979,484
3.125%, 7/1/33	835	745,204
4.00%, 7/1/48	3,000	2,564,610
		$ 14,166,316

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,285,587
Social Bonds, 4.50%, 10/1/42	1,975	1,975,000
		$ 4,260,587
Industrial Development Revenue — 3.8%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,078,000
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,723,640
		$ 5,801,640
Insured - Education — 0.1%
New Jersey Educational Facilities Authority, (William Paterson University), (AGM), 4.00%, 7/1/36	$135	$ 136,752
		$ 136,752
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,972,616
		$ 2,972,616
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 896,719
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	403,222
		$ 1,299,941
Insured - General Obligations — 5.5%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,572,645
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	634,298
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,267,914
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,762
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	519,975
		$ 8,301,594
Insured - Lease Revenue/Certificates of Participation — 6.0%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$6,500	$ 5,824,455
(AGC), 0.00%, 7/1/27	1,900	1,642,892
(NPFG), 5.25%, 7/1/26	1,620	1,691,815
		$ 9,159,162
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 4.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,743,080
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,098,100
		$ 6,841,180
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,025,982
		$ 2,025,982
Lease Revenue/Certificates of Participation — 6.9%
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	$1,500	$ 1,542,420
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,849,821
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	992,240
2019 Series AA, 5.00%, 6/15/38	3,220	3,397,100
2023 Series AA, 5.00%, 6/15/38	1,000	1,097,490
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,519,965
		$ 10,399,036
Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,055,450
		$ 1,055,450
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 197,382
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,946,641
		$ 2,144,023
Student Loan — 2.6%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$530	$ 514,985
(AMT), 4.00%, 12/1/34	345	343,496
(AMT), 5.00%, 12/1/29	1,565	1,673,079
(AMT), 6.446%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	1,450	1,450,652
		$ 3,982,212

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 16.3%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 1,002,980
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,110,300
5.00%, 1/1/35	2,270	2,511,006
5.00%, 1/1/36	1,250	1,375,513
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,657
New Jersey Turnpike Authority:
4.50%, 1/1/48	2,000	2,080,240
5.00%, 1/1/45	2,780	2,826,843
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,515,495
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,638,436
(AMT), 5.00%, 11/15/36	3,160	3,247,342
(AMT), 5.00%, 7/15/38	1,000	1,091,270
(AMT), 5.00%, 7/15/40	1,375	1,491,160
(AMT), 5.00%, 1/15/47	1,000	1,056,690
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,523,655
5.00%, 11/1/31	1,000	1,013,030
		$ 24,759,617
Water and Sewer — 0.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	$750	$ 746,753
		$ 746,753
Total Tax-Exempt Municipal Obligations (identified cost $138,930,389)		$137,074,639

Taxable Municipal Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 506,802
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	529,126
1.357%, 3/1/27	500	442,235
1.547%, 3/1/28	500	433,765
2.729%, 8/1/33	700	581,574
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township Board of Education, NJ: (continued)
2.849%, 8/1/35	$1,000	$ 809,270
		$ 3,302,772
Lease Revenue/Certificates of Participation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$ 4,310,903
		$ 4,310,903
Total Taxable Municipal Obligations (identified cost $8,253,015)		$ 7,613,675
Total Investments — 95.4% (identified cost $147,183,404)		$144,688,314
Other Assets, Less Liabilities — 4.6%		$ 6,906,878
Net Assets — 100.0%		$151,595,192
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $197,382 or 0.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 8.4% of total investments.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.5%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,506,650
		$ 5,506,650
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$ 238,218
		$ 238,218
Education — 10.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.00%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	$1,600	$ 1,555,328
Bethlehem Redevelopment Authority, PA, (Moravian University), 4.00%, 10/1/38	300	270,573
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	1,120	1,144,046
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,564,230
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,659,660
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	386,429
4.00%, 10/1/46	625	513,706
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,345,250
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	2,000	1,935,960
Pennsylvania State University, 5.00%, 9/1/47	2,000	2,203,020
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/45	1,035	1,046,696
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,863,994
		$ 16,488,892
Escrowed/Prerefunded — 1.7%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,031,480
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/39	1,525	1,688,739
		$ 2,720,219
Security	Principal Amount (000's omitted)	Value
General Obligations — 5.5%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,061,790
Boyertown Area School District, PA:
5.00%, 10/1/38	1,000	1,009,470
5.00%, 10/1/42	500	537,165
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,230,613
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,506,491
North Allegheny School District, PA, 4.00%, 5/1/37	1,000	1,024,540
Puerto Rico:
5.625%, 7/1/29	500	535,055
5.75%, 7/1/31	750	818,895
		$ 8,724,019
Hospital — 13.8%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 4.00%, 7/15/37	$2,000	$ 1,998,720
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	300	294,462
5.00%, 7/1/35	500	479,665
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,220,687
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,980,020
5.00%, 2/15/45	3,150	3,223,426
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/40	1,000	1,055,060
5.00%, 11/1/46	1,500	1,563,600
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,854,520
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,055,420
Pennsylvania Economic Development Financing Authority, (UPMC), 4.40%, (SIFMA + 0.42%), 11/15/24(2)	1,000	1,001,100
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/38	2,225	2,227,893
4.00%, 8/15/42	150	147,462
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,812,680
		$ 21,914,715
Housing — 1.9%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 968,841
Social Bonds, 4.40%, 10/1/38	1,000	1,009,320

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR: (continued)
Social Bonds, 5.00%, 10/1/50	$1,100	$ 1,115,741
		$ 3,093,902
Industrial Development Revenue — 4.0%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$2,000	$ 2,036,500
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.):
3.625% to 10/2/23 (Put Date), 12/1/30	3,000	2,999,310
(AMT), 4.10% to 10/16/23 (Put Date), 4/1/49	1,250	1,249,625
		$ 6,285,435
Insured - Education — 3.3%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 942,750
(BAM), 4.00%, 10/1/41	1,000	947,630
(BAM), 4.00%, 10/1/42	1,000	946,150
(BAM), 4.125%, 10/1/48	1,250	1,181,975
(BAM), 5.25%, 10/1/44	1,100	1,179,860
		$ 5,198,365
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,112,270
		$ 1,112,270
Insured - Escrowed/Prerefunded — 2.9%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,309,748
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	60,077
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,162,983
		$ 4,532,808
Insured - General Obligations — 9.1%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/32	$1,000	$ 1,041,540
(BAM), 5.00%, 6/1/33	1,000	1,040,440
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,541,220
Cambria County, PA, (BAM), 5.00%, 8/1/30	1,050	1,066,002
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/44(3)	1,275	1,382,916
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Elizabeth Forward School District, PA, (NPFG), 0.00%, 9/1/23	$2,170	$ 2,163,164
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	900,880
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,187,274
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	61,834
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,030,310
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,029,580
(AGM), 5.00%, 4/1/33	1,960	2,013,861
		$ 14,459,021
Insured - Hospital — 1.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,044,080
		$ 2,044,080
Insured - Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$2,000	$ 1,973,000
		$ 1,973,000
Insured - Transportation — 2.5%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	$1,500	$ 1,678,950
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,245,720
		$ 3,924,670
Insured - Water and Sewer — 5.3%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,005,090
Bucks County Water and Sewer Authority, PA:
(AGM), 4.25%, 12/1/47	1,200	1,208,928
(AGM), 5.25%, 12/1/47	1,250	1,387,613
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,791,747
		$ 8,393,378
Lease Revenue/Certificates of Participation — 3.8%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,153,285

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	$1,375	$ 1,413,115
Philadelphia Redevelopment Authority, PA, (Transformation Preservation Initiative), 5.00%, 4/15/24	1,500	1,518,000
		$ 6,084,400
Senior Living/Life Care — 3.8%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 509,465
5.00%, 1/1/39	575	570,095
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	210,400
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	772,115
5.00%, 12/1/33	455	419,642
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,165,976
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	165,080
5.00%, 11/15/45	1,000	949,670
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	953,690
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	401,189
		$ 6,117,322
Special Tax Revenue — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(4)	$1,750	$ 1,752,065
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	200	197,382
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	947,870
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	20	19,315
0.00%, 7/1/27	34	29,062
0.00%, 7/1/29	34	26,590
0.00%, 7/1/31	43	30,707
0.00%, 7/1/33	49	31,858
0.00%, 7/1/46	463	132,645
0.00%, 7/1/51	377	80,527
4.50%, 7/1/34	74	73,556
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
4.536%, 7/1/53	$5	$ 4,584
5.00%, 7/1/58	2,533	2,471,600
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,222,900
		$ 8,020,661
Transportation — 11.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,951,350
(AMT), 5.00%, 1/1/56	1,000	1,027,980
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,741,442
4.25%, 12/1/41	1,125	1,155,094
5.00%, 12/1/39	1,500	1,591,980
5.00%, 12/1/41	1,250	1,369,663
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,679,102
(AMT), 5.00%, 7/1/33	1,000	1,097,500
(AMT), 5.00%, 7/1/51	3,000	3,094,410
		$ 18,708,521
Water and Sewer — 3.1%
Allegheny County Sanitary Authority, PA, 5.00%, 6/1/43	$1,425	$ 1,515,730
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	689,542
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	1,670,380
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,054,650
		$ 4,930,302
Total Tax-Exempt Municipal Obligations (identified cost $150,692,423)		$150,470,848

Taxable Municipal Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$679	$ 122,204
		$ 122,204

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Pennsylvania, 4.65%, 2/15/26	$1,455	$ 1,437,962
		$ 1,437,962
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 211,770
		$ 211,770
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,320,015
		$ 1,320,015
Other Revenue — 1.0%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,585	$ 1,535,992
		$ 1,535,992
Total Taxable Municipal Obligations (identified cost $5,271,307)		$ 4,627,943
Total Investments — 97.6% (identified cost $155,963,730)		$155,098,791
Other Assets, Less Liabilities — 2.4%		$ 3,854,477
Net Assets — 100.0%		$158,953,268
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $1,949,447 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 25.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 12.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Assets and Liabilities

	July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$ 76,498,348	$ 104,189,781	$ 230,270,133
Unrealized depreciation	(726,262)	(1,158,681)	(3,388,906)
Investments, at value	$75,772,086	$103,031,100	$226,881,227
Cash	$ 1,335,815	$ 1,368,363	$ 11,954,889
Interest receivable	469,234	993,589	2,726,748
Receivable for Fund shares sold	133,893	251,825	136,957
Total assets	$77,711,028	$105,644,877	$241,699,821
Liabilities
Payable for when-issued securities	$ —	$ 2,521,615	$ 5,616,926
Payable for Fund shares redeemed	267,859	177,928	242,957
Distributions payable	10,763	56,777	112,562
Payable to affiliates:
Investment adviser fee	19,948	27,809	71,044
Distribution and service fees	6,699	9,972	13,019
Accrued expenses	92,884	98,640	142,748
Total liabilities	$ 398,153	$ 2,892,741	$ 6,199,256
Net Assets	$77,312,875	$102,752,136	$235,500,565
Sources of Net Assets
Paid-in capital	$ 79,604,990	$ 106,312,902	$ 243,406,320
Accumulated loss	(2,292,115)	(3,560,766)	(7,905,755)
Net Assets	$77,312,875	$102,752,136	$235,500,565
Class A Shares
Net Assets	$ 29,664,070	$ 46,054,538	$ 66,795,554
Shares Outstanding	3,346,442	4,935,565	7,445,705
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.86	$ 9.33	$ 8.97
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.16	$ 9.64	$ 9.27
Class C Shares
Net Assets	$ 2,012,151	$ 2,663,269	$ 2,313,606
Shares Outstanding	204,213	286,502	239,785
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.85	$ 9.30	$ 9.65
Class I Shares
Net Assets	$ 45,636,654	$ 54,034,329	$ 166,391,405
Shares Outstanding	5,148,403	5,789,602	18,548,324
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.86	$ 9.33	$ 8.97
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Assets and Liabilities   — continued

	July 31, 2023
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$ 147,183,404	$ 155,963,730
Unrealized depreciation	(2,495,090)	(864,939)
Investments, at value	$144,688,314	$155,098,791
Cash	$ 5,853,561	$ 940,183
Interest receivable	1,200,935	1,522,851
Receivable for investments sold	201,262	3,250,000
Receivable for Fund shares sold	46,736	66,072
Total assets	$151,990,808	$160,877,897
Liabilities
Payable for when-issued securities	$ —	$ 1,372,639
Payable for Fund shares redeemed	140,851	249,974
Distributions payable	55,245	92,787
Payable to affiliates:
Investment adviser fee	45,035	50,273
Distribution and service fees	18,323	18,188
Accrued expenses	136,162	140,768
Total liabilities	$ 395,616	$ 1,924,629
Net Assets	$151,595,192	$158,953,268
Sources of Net Assets
Paid-in capital	$ 161,344,165	$ 177,882,784
Accumulated loss	(9,748,973)	(18,929,516)
Net Assets	$151,595,192	$158,953,268
Class A Shares
Net Assets	$ 79,904,819	$ 86,460,594
Shares Outstanding	9,311,035	11,188,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.58	$ 7.73
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.87	$ 7.99
Class C Shares
Net Assets	$ 6,057,948	$ 4,188,313
Shares Outstanding	677,310	523,330
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.94	$ 8.00
Class I Shares
Net Assets	$ 65,632,425	$ 68,304,361
Shares Outstanding	7,633,109	8,805,333
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.60	$ 7.76
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Operations

	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$ 2,503,973	$ 3,172,570	$ 6,463,513
Total investment income	$ 2,503,973	$ 3,172,570	$ 6,463,513
Expenses
Investment adviser fee	$ 211,842	$ 295,486	$ 749,021
Distribution and service fees:
Class A	60,500	92,461	103,811
Class C	19,376	25,987	20,980
Trustees’ fees and expenses	5,321	6,752	14,494
Custodian fee	24,559	29,300	50,673
Transfer and dividend disbursing agent fees	23,668	42,122	79,491
Legal and accounting services	59,660	54,025	61,181
Printing and postage	5,752	5,816	17,290
Registration fees	28,756	5,160	31,293
Miscellaneous	28,931	34,785	51,087
Total expenses	$ 468,365	$ 591,894	$ 1,179,321
Net investment income	$ 2,035,608	$ 2,580,676	$ 5,284,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (693,204)	$ (832,131)	$ (2,496,431)
Net realized loss	$ (693,204)	$ (832,131)	$(2,496,431)
Change in unrealized appreciation (depreciation):
Investments	$ (910,949)	$ (1,239,606)	$ (2,716,831)
Net change in unrealized appreciation (depreciation)	$ (910,949)	$(1,239,606)	$(2,716,831)
Net realized and unrealized loss	$(1,604,153)	$(2,071,737)	$(5,213,262)
Net increase in net assets from operations	$ 431,455	$ 508,939	$ 70,930

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Operations — continued

	Year Ended July 31, 2023
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$ 5,356,153	$ 6,331,225
Total investment income	$ 5,356,153	$ 6,331,225
Expenses
Investment adviser fee	$ 520,692	$ 563,066
Distribution and service fees:
Class A	163,067	173,140
Class C	59,570	43,462
Trustees’ fees and expenses	9,933	10,603
Custodian fee	39,806	41,292
Transfer and dividend disbursing agent fees	73,615	85,788
Legal and accounting services	71,094	79,189
Printing and postage	15,614	16,689
Registration fees	6,835	6,005
Interest expense and fees	—	149,267
Miscellaneous	35,885	37,819
Total expenses	$ 996,111	$ 1,206,320
Net investment income	$ 4,360,042	$ 5,124,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,006,798)	$ (4,097,586)
Net realized loss	$(3,006,798)	$(4,097,586)
Change in unrealized appreciation (depreciation):
Investments	$ (1,324,856)	$ (260,135)
Net change in unrealized appreciation (depreciation)	$(1,324,856)	$ (260,135)
Net realized and unrealized loss	$(4,331,654)	$(4,357,721)
Net increase in net assets from operations	$ 28,388	$ 767,184

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Changes in Net Assets

	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,035,608	$ 2,580,676	$ 5,284,192
Net realized loss	(693,204)	(832,131)	(2,496,431)
Net change in unrealized appreciation (depreciation)	(910,949)	(1,239,606)	(2,716,831)
Net increase in net assets from operations	$ 431,455	$ 508,939	$ 70,930
Distributions to shareholders:
Class A	$ (810,851)	$ (1,216,579)	$ (1,222,153)
Class C	(39,204)	(51,421)	(35,332)
Class I	(1,167,606)	(1,275,740)	(4,020,452)
Total distributions to shareholders	$ (2,017,661)	$ (2,543,740)	$ (5,277,937)
Transactions in shares of beneficial interest:
Class A	$ (728,950)	$ (533,329)	$ 13,702,008
Class C	(303,408)	(191,356)	(132,083)
Class I	13,427,486	17,045,876	22,473,003
Net increase in net assets from Fund share transactions	$12,395,128	$ 16,321,191	$ 36,042,928
Net increase in net assets	$10,808,922	$ 14,286,390	$ 30,835,921
Net Assets
At beginning of year	$ 66,503,953	$ 88,465,746	$ 204,664,644
At end of year	$77,312,875	$102,752,136	$235,500,565

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2023
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,360,042	$ 5,124,905
Net realized loss	(3,006,798)	(4,097,586)
Net change in unrealized appreciation (depreciation)	(1,324,856)	(260,135)
Net increase in net assets from operations	$ 28,388	$ 767,184
Distributions to shareholders:
Class A	$ (2,324,990)	$ (2,737,401)
Class C	(131,824)	(109,776)
Class I	(1,834,979)	(2,152,618)
Total distributions to shareholders	$ (4,291,793)	$ (4,999,795)
Transactions in shares of beneficial interest:
Class A	$ (5,119,843)	$ (1,658,297)
Class C	(609,124)	(982,369)
Class I	7,531,108	9,926,079
Net increase in net assets from Fund share transactions	$ 1,802,141	$ 7,285,413
Net increase (decrease) in net assets	$ (2,461,264)	$ 3,052,802
Net Assets
At beginning of year	$ 154,056,456	$ 155,900,466
At end of year	$151,595,192	$158,953,268

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,583,232	$ 1,797,269	$ 3,452,597
Net realized loss	(593,587)	(739,747)	(1,256,260)
Net change in unrealized appreciation (depreciation)	(6,059,063)	(6,156,169)	(12,786,850)
Net decrease in net assets from operations	$ (5,069,418)	$ (5,098,647)	$ (10,590,513)
Distributions to shareholders:
Class A	$ (781,462)	$ (1,068,991)	$ (994,207)
Class C	(39,608)	(47,633)	(31,390)
Class I	(766,802)	(679,633)	(2,494,800)
Total distributions to shareholders	$ (1,587,872)	$ (1,796,257)	$ (3,520,397)
Transactions in shares of beneficial interest:
Class A	$ (7,129,178)	$ (944,936)	$ (3,983,341)
Class C	(1,049,820)	(586,261)	(1,713,386)
Class I	(198,605)	13,733,099	27,845,206
Net increase (decrease) in net assets from Fund share transactions	$ (8,377,603)	$12,201,902	$ 22,148,479
Net increase (decrease) in net assets	$(15,034,893)	$ 5,306,998	$ 8,037,569
Net Assets
At beginning of year	$ 81,538,846	$ 83,158,748	$ 196,627,075
At end of year	$ 66,503,953	$88,465,746	$204,664,644

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2022
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,007,699	$ 4,346,352
Net realized loss	(4,579,358)	(2,213,310)
Net change in unrealized appreciation (depreciation)	(16,045,083)	(16,113,808)
Net decrease in net assets from operations	$ (16,616,742)	$ (13,980,766)
Distributions to shareholders:
Class A	$ (2,272,763)	$ (2,564,121)
Class C	(136,975)	(115,392)
Class I	(1,859,863)	(1,754,196)
Total distributions to shareholders	$ (4,269,601)	$ (4,433,709)
Transactions in shares of beneficial interest:
Class A	$ (8,775,622)	$ (11,345,524)
Class C	(2,016,247)	(1,761,462)
Class I	(11,920,973)	156,603
Net decrease in net assets from Fund share transactions	$ (22,712,842)	$ (12,950,383)
Net decrease in net assets	$ (43,599,185)	$ (31,364,858)
Net Assets
At beginning of year	$ 197,655,641	$ 187,265,324
At end of year	$154,056,456	$155,900,466

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Income (Loss) From Operations
Net investment income(1)	$ 0.239	$ 0.200	$ 0.206	$ 0.238	$ 0.258
Net realized and unrealized gain (loss)	(0.222)	(0.849)	0.032	0.182	0.310
Total income (loss) from operations	$ 0.017	$ (0.649)	$ 0.238	$ 0.420	$ 0.568
Less Distributions
From net investment income	$ (0.237)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)
Total distributions	$ (0.237)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)
Net asset value — End of year	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750
Total Return(2)	0.23%	(6.59)%	2.44%	4.38%	6.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,664	$31,125	$41,643	$38,854	$34,704
Ratios (as a percentage of average daily net assets):
Expenses	0.73%	0.69%	0.67%	0.68%	0.70%
Net investment income	2.71%	2.11%	2.08%	2.44%	2.73%
Portfolio Turnover	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$10.100	$ 11.040	$ 11.020	$ 10.840	$ 10.500
Income (Loss) From Operations
Net investment income(1)	$ 0.192	$ 0.142	$ 0.148	$ 0.183	$ 0.208
Net realized and unrealized gain (loss)	(0.252)	(0.938)	0.034	0.208	0.339
Total income (loss) from operations	$ (0.060)	$ (0.796)	$ 0.182	$ 0.391	$ 0.547
Less Distributions
From net investment income	$ (0.190)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)
Total distributions	$ (0.190)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)
Net asset value — End of year	$ 9.850	$10.100	$11.040	$11.020	$10.840
Total Return(2)	(0.57)%	(7.24)%	1.67%	3.65%	5.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,012	$ 2,384	$ 3,684	$ 4,490	$ 4,279
Ratios (as a percentage of average daily net assets):
Expenses	1.48%	1.44%	1.42%	1.43%	1.45%
Net investment income	1.95%	1.35%	1.35%	1.69%	1.98%
Portfolio Turnover	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Income (Loss) From Operations
Net investment income(1)	$ 0.258	$ 0.219	$ 0.223	$ 0.257	$ 0.276
Net realized and unrealized gain (loss)	(0.223)	(0.849)	0.034	0.184	0.310
Total income (loss) from operations	$ 0.035	$ (0.630)	$ 0.257	$ 0.441	$ 0.586
Less Distributions
From net investment income	$ (0.255)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)
Total distributions	$ (0.255)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)
Net asset value — End of year	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750
Total Return(2)	0.43%	(6.40)%	2.64%	4.60%	6.33%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$45,637	$32,995	$36,212	$22,611	$19,612
Ratios (as a percentage of average daily net assets):
Expenses	0.54%	0.49%	0.47%	0.48%	0.49%
Net investment income	2.92%	2.31%	2.26%	2.64%	2.91%
Portfolio Turnover	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960
Income (Loss) From Operations
Net investment income(1)	$ 0.248	$ 0.214	$ 0.242	$ 0.265	$ 0.296
Net realized and unrealized gain (loss)	(0.213)	(0.870)	0.059	0.136	0.269
Total income (loss) from operations	$ 0.035	$ (0.656)	$ 0.301	$ 0.401	$ 0.565
Less Distributions
From net investment income	$ (0.245)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)
Total distributions	$ (0.245)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)
Net asset value — End of year	$ 9.330	$ 9.540	$10.410	$10.350	$10.230
Total Return(2)	0.41%	(6.36)%	2.95%	3.99%	5.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,055	$47,639	$ 52,924	$ 52,501	$ 52,275
Ratios (as a percentage of average daily net assets):
Expenses	0.71%	0.69%	0.69%	0.72%	0.73%
Net investment income	2.67%	2.15%	2.34%	2.59%	2.97%
Portfolio Turnover	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.510	$10.370	$ 10.310	$ 10.190	$ 9.920
Income (Loss) From Operations
Net investment income(1)	$ 0.178	$ 0.139	$ 0.164	$ 0.187	$ 0.220
Net realized and unrealized gain (loss)	(0.214)	(0.860)	0.059	0.136	0.269
Total income (loss) from operations	$(0.036)	$ (0.721)	$ 0.223	$ 0.323	$ 0.489
Less Distributions
From net investment income	$ (0.174)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)
Total distributions	$(0.174)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)
Net asset value — End of year	$ 9.300	$ 9.510	$10.370	$10.310	$10.190
Total Return(2)	(0.34)%	(6.99)%	2.19%	3.21%	5.01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,663	$ 2,926	$ 3,815	$ 5,194	$ 4,782
Ratios (as a percentage of average daily net assets):
Expenses	1.46%	1.44%	1.44%	1.47%	1.47%
Net investment income	1.92%	1.40%	1.59%	1.84%	2.21%
Portfolio Turnover	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960
Income (Loss) From Operations
Net investment income(1)	$ 0.268	$ 0.233	$ 0.262	$ 0.286	$ 0.316
Net realized and unrealized gain (loss)	(0.215)	(0.869)	0.060	0.136	0.269
Total income (loss) from operations	$ 0.053	$ (0.636)	$ 0.322	$ 0.422	$ 0.585
Less Distributions
From net investment income	$ (0.263)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)
Total distributions	$ (0.263)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)
Net asset value — End of year	$ 9.330	$ 9.540	$10.410	$10.350	$10.230
Total Return(2)	0.62%	(6.17)%	3.16%	4.20%	6.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,034	$37,901	$ 26,420	$ 21,544	$ 21,081
Ratios (as a percentage of average daily net assets):
Expenses	0.50%	0.49%	0.49%	0.52%	0.53%
Net investment income	2.88%	2.37%	2.53%	2.80%	3.16%
Portfolio Turnover	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.211	$ 0.156	$ 0.170	$ 0.187	$ 0.224
Net realized and unrealized gain (loss)	(0.210)	(0.677)	0.021	0.233	0.361
Total income (loss) from operations	$ 0.001	$ (0.521)	$ 0.191	$ 0.420	$ 0.585
Less Distributions
From net investment income	$ (0.211)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)
Total distributions	$ (0.211)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)
Net asset value — End of year	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610
Total Return(2)	0.05%	(5.31)%	1.96%	4.42%	6.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,796	$54,415	$62,712	$60,367	$57,812
Ratios (as a percentage of average daily net assets):
Expenses	0.70%	0.66%	0.65%	0.66%	0.70%
Net investment income	2.36%	1.64%	1.73%	1.93%	2.41%
Portfolio Turnover	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.870	$10.600	$ 10.580	$ 10.330	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.155	$ 0.090	$ 0.104	$ 0.123	$ 0.168
Net realized and unrealized gain (loss)	(0.220)	(0.725)	0.020	0.253	0.379
Total income (loss) from operations	$(0.065)	$ (0.635)	$ 0.124	$ 0.376	$ 0.547
Less Distributions
From net investment income	$ (0.155)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)
Total distributions	$(0.155)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)
Net asset value — End of year	$ 9.650	$ 9.870	$10.600	$10.580	$10.330
Total Return(2)	(0.64)%	(6.01)%	1.19%	3.67%	5.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,314	$ 2,505	$ 4,478	$ 6,616	$ 6,595
Ratios (as a percentage of average daily net assets):
Expenses	1.45%	1.41%	1.40%	1.41%	1.46%
Net investment income	1.60%	0.88%	0.99%	1.18%	1.68%
Portfolio Turnover	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.229	$ 0.174	$ 0.190	$ 0.205	$ 0.242
Net realized and unrealized gain (loss)	(0.210)	(0.676)	0.020	0.234	0.361
Total income (loss) from operations	$ 0.019	$ (0.502)	$ 0.210	$ 0.439	$ 0.603
Less Distributions
From net investment income	$ (0.229)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)
Total distributions	$ (0.229)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)
Net asset value — End of year	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610
Total Return(2)	0.25%	(5.12)%	2.17%	4.63%	6.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$166,391	$147,745	$129,437	$122,078	$88,841
Ratios (as a percentage of average daily net assets):
Expenses	0.50%	0.46%	0.45%	0.46%	0.50%
Net investment income	2.56%	1.84%	1.93%	2.13%	2.59%
Portfolio Turnover	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.820	$ 9.820	$ 9.650	$ 9.480	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.248	$ 0.198	$ 0.203	$ 0.244	$ 0.287
Net realized and unrealized gain (loss)	(0.244)	(0.986)	0.206	0.193	0.398
Total income (loss) from operations	$ 0.004	$ (0.788)	$ 0.409	$ 0.437	$ 0.685
Less Distributions
From net investment income	$ (0.244)	$ (0.204)	$ (0.239)	$ (0.267)	$ (0.285)
From net realized gain	—	(0.008)	—	—	—
Total distributions	$ (0.244)	$ (0.212)	$ (0.239)	$ (0.267)	$ (0.285)
Net asset value — End of year	$ 8.580	$ 8.820	$ 9.820	$ 9.650	$ 9.480
Total Return(2)	0.10%	(8.10)%	4.29%	4.68%	7.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,905	$87,385	$107,117	$100,417	$101,283
Ratios (as a percentage of average daily net assets):
Expenses	0.72%	0.69%	0.67%	0.69%	0.72%
Net investment income	2.90%	2.13%	2.09%	2.57%	3.14%
Portfolio Turnover	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.190	$10.230	$ 10.070	$ 9.890	$ 9.470
Income (Loss) From Operations
Net investment income(1)	$ 0.191	$ 0.133	$ 0.136	$ 0.180	$ 0.229
Net realized and unrealized gain (loss)	(0.254)	(1.021)	0.205	0.205	0.416
Total income (loss) from operations	$(0.063)	$ (0.888)	$ 0.341	$ 0.385	$ 0.645
Less Distributions
From net investment income	$ (0.187)	$ (0.144)	$ (0.181)	$ (0.205)	$ (0.225)
From net realized gain	—	(0.008)	—	—	—
Total distributions	$(0.187)	$ (0.152)	$ (0.181)	$ (0.205)	$ (0.225)
Net asset value — End of year	$ 8.940	$ 9.190	$10.230	$10.070	$ 9.890
Total Return(2)	(0.65)%	(8.75)%	3.43%	3.94%	6.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,058	$ 6,865	$ 9,904	$ 10,804	$12,202
Ratios (as a percentage of average daily net assets):
Expenses	1.47%	1.44%	1.42%	1.44%	1.47%
Net investment income	2.15%	1.37%	1.35%	1.81%	2.41%
Portfolio Turnover	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.830	$ 9.830	$ 9.660	$ 9.480	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.266	$ 0.217	$ 0.222	$ 0.262	$ 0.303
Net realized and unrealized gain (loss)	(0.235)	(0.988)	0.198	0.202	0.400
Total income (loss) from operations	$ 0.031	$ (0.771)	$ 0.420	$ 0.464	$ 0.703
Less Distributions
From net investment income	$ (0.261)	$ (0.221)	$ (0.250)	$ (0.284)	$ (0.303)
From net realized gain	—	(0.008)	—	—	—
Total distributions	$ (0.261)	$ (0.229)	$ (0.250)	$ (0.284)	$ (0.303)
Net asset value — End of year	$ 8.600	$ 8.830	$ 9.830	$ 9.660	$ 9.480
Total Return(2)	0.42%	(7.93)%	4.41%	4.97%	7.91%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$65,632	$59,806	$80,634	$66,447	$51,021
Ratios (as a percentage of average daily net assets):
Expenses	0.52%	0.49%	0.47%	0.49%	0.52%
Net investment income	3.10%	2.32%	2.29%	2.76%	3.30%
Portfolio Turnover	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.940	$ 8.830	$ 8.740	$ 8.650	$ 8.500
Income (Loss) From Operations
Net investment income(1)	$ 0.250	$ 0.207	$ 0.219	$ 0.269	$ 0.310
Net realized and unrealized gain (loss)	(0.216)	(0.886)	0.090	0.093	0.153
Total income (loss) from operations	$ 0.034	$ (0.679)	$ 0.309	$ 0.362	$ 0.463
Less Distributions
From net investment income	$ (0.244)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)
Total distributions	$ (0.244)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)
Net asset value — End of year	$ 7.730	$ 7.940	$ 8.830	$ 8.740	$ 8.650
Total Return(2)	0.49%	(7.77)%	3.59%	4.26%	5.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,461	$90,612	$112,748	$115,340	$119,324
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.71%	0.69%	0.71%	0.75%
Interest and fee expense(3)	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	0.84%	0.74%	0.71%	0.76%	0.82%
Net investment income	3.24%	2.47%	2.51%	3.11%	3.65%
Portfolio Turnover	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.220	$ 9.140	$ 9.050	$ 8.960	$ 8.800
Income (Loss) From Operations
Net investment income(1)	$ 0.198	$ 0.149	$ 0.160	$ 0.211	$ 0.257
Net realized and unrealized gain (loss)	(0.226)	(0.915)	0.089	0.093	0.161
Total income (loss) from operations	$(0.028)	$(0.766)	$ 0.249	$ 0.304	$ 0.418
Less Distributions
From net investment income	$ (0.192)	$ (0.154)	$ (0.159)	$ (0.214)	$ (0.258)
Total distributions	$(0.192)	$(0.154)	$(0.159)	$ (0.214)	$ (0.258)
Net asset value — End of year	$ 8.000	$ 8.220	$ 9.140	$ 9.050	$ 8.960
Total Return(2)	(0.42)%	(8.34)%	2.78%	3.45%	4.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,188	$ 5,317	$ 7,781	$11,815	$13,088
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.46%	1.44%	1.46%	1.50%
Interest and fee expense(3)	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	1.59%	1.49%	1.46%	1.51%	1.57%
Net investment income	2.49%	1.71%	1.77%	2.36%	2.93%
Portfolio Turnover	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.970	$ 8.860	$ 8.770	$ 8.690	$ 8.530
Income (Loss) From Operations
Net investment income(1)	$ 0.267	$ 0.224	$ 0.237	$ 0.287	$ 0.328
Net realized and unrealized gain (loss)	(0.217)	(0.885)	0.090	0.083	0.163
Total income (loss) from operations	$ 0.050	$ (0.661)	$ 0.327	$ 0.370	$ 0.491
Less Distributions
From net investment income	$ (0.260)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)
Total distributions	$ (0.260)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)
Net asset value — End of year	$ 7.760	$ 7.970	$ 8.860	$ 8.770	$ 8.690
Total Return(2)	0.70%	(7.55)%	3.80%	4.34%	5.90%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,304	$59,972	$66,737	$64,685	$53,541
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.51%	0.49%	0.51%	0.54%
Interest and fee expense(3)	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	0.64%	0.54%	0.51%	0.56%	0.61%
Net investment income	3.45%	2.67%	2.71%	3.31%	3.84%
Portfolio Turnover	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds did not have any floating rate notes outstanding at July 31, 2023.
For the year ended July 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
Pennsylvania Fund
Average Floating Rate Notes Outstanding	$4,465,753
Average Interest Rate	3.34%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2023 and July 31, 2022 was as follows:
	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$1,915,929	$2,489,305	$5,277,937	$4,028,201	$4,920,661
Ordinary income	$ 101,732	$ 54,435	$ —	$ 263,592	$ 79,134
Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$1,536,267	$1,757,658	$3,520,397	$3,854,946	$4,384,881
Ordinary income	$ 51,605	$ 38,599	$ —	$ 258,843	$ 48,828
Long-term capital gains	$ —	$ —	$ —	$ 155,812	$ —
As of July 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$ 10,760	$ 29,439	$ 112,565	$ 50,805	$ 92,787
Deferred capital losses	(1,624,074)	(2,411,854)	(4,524,000)	(7,580,708)	(18,257,811)
Net unrealized depreciation	(668,038)	(1,121,574)	(3,381,758)	(2,163,825)	(671,705)
Distributions payable	(10,763)	(56,777)	(112,562)	(55,245)	(92,787)
Accumulated loss	$(2,292,115)	$(3,560,766)	$(7,905,755)	$(9,748,973)	$(18,929,516)
At July 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$ 465,403	$1,344,781	$ 714,819	$2,068,978	$ 6,757,183
Long-term	$1,158,671	$1,067,073	$3,809,181	$5,511,730	$11,500,628
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$ 76,440,124	$104,152,674	$230,262,985	$146,852,139	$155,770,496
Gross unrealized appreciation	$ 1,228,178	$ 1,023,496	$ 1,039,687	$ 2,168,196	$ 3,614,781
Gross unrealized depreciation	(1,896,216)	(2,145,070)	(4,421,445)	(4,332,021)	(4,286,486)
Net unrealized depreciation	$ (668,038)	$ (1,121,574)	$ (3,381,758)	$ (2,163,825)	$ (671,705)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended July 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$211,842	$295,486	$749,021	$520,692	$563,066
Effective Annual Rate	0.29%	0.31%	0.35%	0.35%	0.36%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2023 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$5,081	$12,746	$21,672	$18,610	$24,944
EVD's Class A Sales Charges	$1,806	$ 858	$ 636	$ 5,900	$ 7,431
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ —	$ —	$ —	$ 719
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2023 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$60,500	$92,461	$103,811	$163,067	$173,140
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$15,297	$20,516	$16,563	$47,029	$34,312
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2023 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$4,079	$5,471	$4,417	$12,541	$9,150

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$ —	$5,000	$ —	$ —	$200
Class C	$ 900	$ 26	$ 300	$ —	$200
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2023 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$39,135,574	$49,428,125	$101,098,292	$33,839,737	$123,812,563
Sales	$25,132,576	$29,582,165	$ 54,790,108	$37,012,927	$124,983,143
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Arizona Fund
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	483,227	$ 4,233,695	633,014	$ 6,001,840
Issued to shareholders electing to receive payments of distributions in Fund shares	85,520	754,353	76,842	725,739
Redemptions	(648,733)	(5,716,998)	(1,476,147)	(13,856,757)
Net decrease	(79,986)	$ (728,950)	(766,291)	$ (7,129,178)
Class C
Sales	21,070	$ 208,484	33,071	$ 351,200
Issued to shareholders electing to receive payments of distributions in Fund shares	3,795	37,183	3,500	36,731
Redemptions	(56,749)	(549,075)	(134,168)	(1,437,751)
Net decrease	(31,884)	$ (303,408)	(97,597)	$ (1,049,820)

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

Arizona Fund (continued)
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	2,977,813	$ 26,334,321	2,023,597	$ 18,740,444
Issued to shareholders electing to receive payments of distributions in Fund shares	123,715	1,091,844	69,127	650,231
Redemptions	(1,585,475)	(13,998,679)	(2,106,598)	(19,589,280)
Net increase (decrease)	1,516,053	$ 13,427,486	(13,874)	$ (198,605)
Connecticut Fund
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	378,050	$ 3,529,728	685,096	$ 6,622,624
Issued to shareholders electing to receive payments of distributions in Fund shares	112,838	1,044,987	89,641	886,160
Redemptions	(547,348)	(5,108,044)	(868,133)	(8,453,720)
Net decrease	(56,460)	$ (533,329)	(93,396)	$ (944,936)
Class C
Sales	43,093	$ 399,663	42,439	$ 425,307
Issued to shareholders electing to receive payments of distributions in Fund shares	4,328	39,920	3,791	37,409
Redemptions	(68,691)	(630,939)	(106,407)	(1,048,977)
Net decrease	(21,270)	$ (191,356)	(60,177)	$ (586,261)
Class I
Sales	3,415,246	$ 31,752,067	2,443,741	$ 23,334,302
Issued to shareholders electing to receive payments of distributions in Fund shares	98,551	913,386	54,316	534,438
Redemptions	(1,695,129)	(15,619,577)	(1,065,269)	(10,135,641)
Net increase	1,818,668	$ 17,045,876	1,432,788	$ 13,733,099

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

Minnesota Fund
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	3,139,418	$ 28,191,682	994,921	$ 9,385,041
Issued to shareholders electing to receive payments of distributions in Fund shares	133,044	1,189,561	99,694	940,030
Redemptions	(1,756,964)	(15,679,235)	(1,526,797)	(14,308,412)
Net increase (decrease)	1,515,498	$ 13,702,008	(432,182)	$ (3,983,341)
Class C
Sales	71,330	$ 688,376	4,178	$ 42,397
Issued to shareholders electing to receive payments of distributions in Fund shares	3,419	32,878	2,896	29,418
Redemptions	(88,762)	(853,337)	(175,633)	(1,785,201)
Net decrease	(14,013)	$ (132,083)	(168,559)	$ (1,713,386)
Class I
Sales	11,853,734	$ 106,345,883	12,046,549	$ 110,864,800
Issued to shareholders electing to receive payments of distributions in Fund shares	282,434	2,526,186	173,377	1,632,895
Redemptions	(9,689,215)	(86,399,066)	(9,250,462)	(84,652,489)
Net increase	2,446,953	$ 22,473,003	2,969,464	$ 27,845,206
New Jersey Fund
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	971,379	$ 8,269,573	895,573	$ 8,458,626
Issued to shareholders electing to receive payments of distributions in Fund shares	223,691	1,903,747	202,993	1,880,191
Redemptions	(1,797,114)	(15,293,163)	(2,098,239)	(19,114,439)
Net decrease	(602,044)	$ (5,119,843)	(999,673)	$ (8,775,622)
Class C
Sales	76,058	$ 679,325	127,020	$ 1,262,223
Issued to shareholders electing to receive payments of distributions in Fund shares	13,019	115,510	12,597	121,838
Redemptions	(158,961)	(1,403,959)	(360,213)	(3,400,308)
Net decrease	(69,884)	$ (609,124)	(220,596)	$ (2,016,247)

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

New Jersey Fund (continued)
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	4,251,864	$ 36,346,691	5,035,621	$ 46,167,000
Issued to shareholders electing to receive payments of distributions in Fund shares	187,695	1,601,906	175,803	1,635,727
Redemptions	(3,578,517)	(30,417,489)	(6,641,631)	(59,723,700)
Net increase (decrease)	861,042	$ 7,531,108	(1,430,207)	$(11,920,973)
Pennsylvania Fund
	Year Ended July 31, 2023			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,503,864	$ 11,594,025	642,945	$ 5,478,317
Issued to shareholders electing to receive payments of distributions in Fund shares	315,285	2,420,615	269,534	2,245,235
Redemptions	(2,040,396)	(15,672,937)	(2,271,950)	(19,069,076)
Net decrease	(221,247)	$ (1,658,297)	(1,359,471)	$(11,345,524)
Class C
Sales	132,006	$ 1,043,092	79,355	$ 697,795
Issued to shareholders electing to receive payments of distributions in Fund shares	13,129	104,314	12,791	110,445
Redemptions	(268,287)	(2,129,775)	(296,618)	(2,569,702)
Net decrease	(123,152)	$ (982,369)	(204,472)	$ (1,761,462)
Class I
Sales	4,349,671	$ 33,466,988	2,561,764	$ 21,203,153
Issued to shareholders electing to receive payments of distributions in Fund shares	189,918	1,464,401	136,510	1,139,406
Redemptions	(3,257,126)	(25,005,310)	(2,704,966)	(22,185,956)
Net increase (decrease)	1,282,463	$ 9,926,079	(6,692)	$ 156,603
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2023.

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 68,985,499	$ —	$ 68,985,499
Taxable Municipal Obligations	—	6,284,647	—	6,284,647
Trust Units	—	501,940	—	501,940
Total Investments	$ —	$ 75,772,086	$ —	$ 75,772,086
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 931,797	$ —	$ 931,797
Tax-Exempt Municipal Obligations	—	96,214,448	—	96,214,448
Taxable Municipal Obligations	—	5,212,255	—	5,212,255
Trust Units	—	672,600	—	672,600
Total Investments	$ —	$103,031,100	$ —	$103,031,100
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 226,881,227	$ —	$ 226,881,227
Total Investments	$ —	$226,881,227	$ —	$226,881,227
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 137,074,639	$ —	$ 137,074,639
Taxable Municipal Obligations	—	7,613,675	—	7,613,675
Total Investments	$ —	$144,688,314	$ —	$144,688,314

Eaton Vance
Municipal Income Funds
July 31, 2023
Notes to Financial Statements  — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 150,470,848	$ —	$ 150,470,848
Taxable Municipal Obligations	—	4,627,943	—	4,627,943
Total Investments	$ —	$155,098,791	$ —	$155,098,791

Eaton Vance
Municipal Income Funds
July 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut  Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
July 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2023, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Arizona Municipal Income Fund	94.96%
Connecticut Municipal Income Fund	97.86%
Minnesota Municipal Income Fund	100.00%
New Jersey Municipal Income Fund	93.86%
Pennsylvania Municipal Income Fund	98.42%

Eaton Vance
Municipal Income Funds
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Municipal Income Funds
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
July 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other infoormation it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Arizona Municipal Income Fund
•  Eaton Vance Connecticut Municipal Income Fund
•  Eaton Vance Minnesota Municipal Income Fund
•  Eaton Vance New Jersey Municipal Income Fund
•  Eaton Vance Pennsylvania Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.
In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Eaton Vance
Municipal Income Funds
July 31, 2023

Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Arizona Municipal Income Fund	Consistent	Higher	Lower	Lower
Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Minnesota Municipal Income Fund	Higher	n/a	Higher	Lower
Eaton Vance New Jersey Municipal Income Fund	Consistent	n/a	Lower	Lower
Eaton Vance Pennsylvania Municipal Income Fund	Consistent	n/a	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to all Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
Municipal Income Funds
July 31, 2023
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Municipal Income Funds
July 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of each Funds' current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Funds to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for each Funds to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Municipal Income Funds
July 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance's Global Income Investments. Also Vice President of Calvert Research and Management ("CRM").
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Municipal Income Funds
July 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for each Fund includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.23

Eaton Vance
Municipal Opportunities Fund
Annual Report
July 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2023
Eaton Vance
Municipal Opportunities Fund

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
In the opening months of the 12-month period, from August through October 2022, municipal returns were negative. Municipal mutual funds experienced outflows as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index (the Index) fell 3.84% in September 2022 -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December 2022. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by an ongoing supply-demand imbalance and the return of inflows into open-end mutual funds. In February 2023, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
But as the period came to a close in the spring and early summer of 2023, the municipal market experienced another sell-off. Although positive technical factors – most importantly, demand that exceeded municipal bond supply – produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year overwhelmed the positive technical factors and caused municipal rates to rise and bond prices to fall in the final four months of the period.
For the 12-month period as a whole, the Index returned 0.93% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. U.S. Treasurys, meanwhile, underperformed municipal bonds throughout the yield curve.
 Fund Performance
For the 12-month period ended July 31, 2023, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 0.65%, underperforming the 0.93% return of the Fund’s benchmark, the Index.
In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities.
The Fund may also hold leveraged investments and hedge interest rate risk; both strategies were employed during the period. While the Fund’s small use of leveraged investments did not have a meaningful impact on performance versus the Index, the Fund’s Treasury futures hedge benefited returns relative to the Index, because Treasurys declined in price as interest rates rose during the period. At period-end, however, the Fund no longer employed a futures hedge.
For the 12-month period, primary detractors from performance versus the Index included security selections and an overweight position in the health care sector; security selections in New York bonds; and security selections and an overweight position in below-investment-grade bonds, excluding non-rated bonds, during a period when below-investment-grade bonds generally underperformed investment-grade bonds.
In contrast, contributors to performance versus the Index included the Fund’s hedging strategy, as mentioned above; security selections in 4% coupon bonds; and security selections and an overweight position in industrial development revenue (IDR) bonds.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	0.65%	1.22%	3.19%	3.44%
Class A with 3.25% Maximum Sales Charge	—	—	(2.60)	0.55	2.85	3.15
Class C at NAV	08/18/2014	08/18/2014	(0.11)	0.48	—	1.50
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.08)	0.48	—	1.50
Class I at NAV	05/31/2011	05/31/2011	0.90	1.48	3.45	3.71

Bloomberg Municipal Bond Index	—	—	0.93%	1.87%	2.81%	3.07%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.93%	1.68%	0.67%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.95%	2.20%	3.20%
Taxable-Equivalent Distribution Rate	4.99	3.72	5.41
SEC 30-day Yield	2.97	2.32	3.32
Taxable-Equivalent SEC 30-day Yield	5.02	3.92	5.60
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	0.42%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2013	$11,429	N.A.
Class I, at minimum investment	$1,000,000	07/31/2013	$1,404,396	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
4

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,000.90	$5.01	1.01%
Class C	$1,000.00	$ 998.10	$8.72	1.76%
Class I	$1,000.00	$1,003.10	$3.77	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.79	$5.06	1.01%
Class C	$1,000.00	$1,016.07	$8.80	1.76%
Class I	$1,000.00	$1,021.03	$3.81	0.76%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
6

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,732,500
		$ 4,732,500
Hospital — 0.5%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$3,045	$ 2,999,325
		$ 2,999,325
Total Corporate Bonds (identified cost $8,206,750)		$ 7,731,825

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.93%, (30-day average SOFR + 0. 50%), 1/25/33(1)(2)	$454	$ 451,068
Total Tax-Exempt Mortgage-Backed Securities (identified cost $453,687)		$ 451,068

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 4.247%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,003,040
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,099,916
		$ 10,102,956
Education — 4.0%
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	$600	$ 633,936
5.00%, 10/1/37	1,400	1,440,698
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	495	479,610
Security	Principal Amount (000's omitted)	Value
Education (continued)
Colorado State University, 4.00%, 3/1/45	$3,370	$ 3,291,445
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	5,000	5,091,450
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	820,737
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	445	443,856
5.00%, 12/15/38(1)	2,690	2,710,579
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	131,233
5.00%, 6/15/49(1)	260	230,389
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	778,226
5.00%, 4/1/50(1)	960	894,461
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athlethic Association), 5.00%, 4/1/42	2,560	2,843,802
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/45(3)	2,000	2,201,660
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	378,933
		$ 22,371,015
Electric Utilities — 3.7%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$6,005	$ 5,213,601
Long Island Power Authority, NY, Electric System Revenue, 4.394%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	3,465	3,464,896
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	580,300
5.25%, 5/15/36	1,000	1,147,610
5.25%, 5/15/37	1,000	1,134,240
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/35	540	602,354
Green Bonds, 5.25%, 12/1/39	1,000	1,092,690
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	3,000	3,008,010
South Carolina Public Service Authority:
5.25%, 12/1/33	2,000	2,262,980
5.25%, 12/1/34	2,000	2,251,320
		$ 20,758,001

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.3%
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	$570	$ 571,562
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	507,290
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	690	703,834
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	50,965
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	56,628
		$ 1,890,279
General Obligations — 15.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,973,500
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,017,930
California:
5.00%, 9/1/36	2,370	2,783,209
5.00%, 11/1/42	5,000	5,647,250
Charles County, MD, 4.25%, 10/1/47	3,345	3,404,708
Chicago Board of Education, IL, 5.00%, 12/1/32	2,000	2,071,700
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	396,100
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,000	3,877,400
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	5,000	5,009,650
5.00%, 2/15/38	2,500	2,841,900
District of Columbia, 4.00%, 2/1/46	3,000	2,947,710
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,072,742
Huntsville, AL, 5.00%, 3/1/41	3,115	3,489,205
Illinois:
4.00%, 7/1/37	2,000	1,987,260
5.50%, 5/1/39	1,980	2,165,229
5.75%, 5/1/45	1,780	1,946,394
Kenosha County, WI:
1.50%, 9/1/29	540	495,925
1.50%, 9/1/30	480	429,461
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/39	1,400	1,633,968
Lake Oswego, OR, 5.00%, 6/1/36	2,090	2,453,953
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	5,817,600
New York, NY, 5.00%, 8/1/29	450	450,563
Newberg School District No. 29J, OR, 4.00%, 6/15/39	2,060	2,082,598
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
0.00%, 7/1/33	$377	$ 230,151
5.625%, 7/1/29	848	907,630
5.75%, 7/1/31	627	684,283
Raleigh, NC:
5.00%, 4/1/36	1,025	1,209,715
5.00%, 4/1/39	2,465	2,834,183
5.00%, 4/1/41	1,775	2,017,820
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,271,738
Rockwall Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53	4,000	3,832,320
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,561,395
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	5,100,850
Union County, NC, 5.00%, 9/1/37	3,360	3,925,589
		$ 85,571,629
Hospital — 8.6%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,155,914
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	303,978
5.00%, 11/1/30	100	101,168
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	434,682
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	516,830
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,749,988
6.00%, 6/1/51	4,715	4,771,627
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	863,760
4.00%, 9/1/45	2,580	2,099,423
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,010,900
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,173,148
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,718,530
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	482,729
4.00%, 11/1/30	1,605	1,526,628
5.00%, 11/1/26	1,375	1,371,810

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center): (continued)
5.00%, 11/1/27	$1,440	$ 1,442,246
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,052,102
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/35(1)	275	260,678
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,014,550
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	528,440
5.00%, 10/1/33	1,000	1,056,330
5.00%, 10/1/34	1,070	1,129,171
5.00%, 10/1/35	1,550	1,629,329
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	507,515
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,196
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.684%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,030
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	250	266,238
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,433,956
5.25%, 4/1/34	1,900	1,635,710
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,386,500
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,578,868
5.00%, 12/1/26	1,410	1,456,713
5.00%, 12/1/28	1,550	1,603,614
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,012,360
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.25%, 6/1/47	3,000	2,936,160
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	250,118
		$ 48,934,939
Security	Principal Amount (000's omitted)	Value
Housing — 5.7%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$3,320	$ 3,457,747
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,619,002
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,064,664
4.00%, 5/15/33	1,100	1,104,840
Maine Housing Authority, Social Bonds, 4.50%, 11/15/43(3)	1,315	1,312,725
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43(3)	1,350	1,341,481
Sustainability Bonds, 4.35%, 7/1/43	1,750	1,699,355
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/35	350	345,741
4.00%, 7/1/40	450	420,498
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,505	1,195,497
New York City Housing Development Corp., NY:
2.85%, 11/1/39	2,985	2,434,626
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,145	2,915,761
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,500	2,466,250
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43(3)	2,200	2,193,400
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/37	1,235	1,265,344
5.00%, 7/1/39	860	875,007
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	372,132
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,626,150
5.00%, 6/1/39	1,595	1,596,483
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 10/1/43(3)	1,750	1,731,047
		$ 32,037,750
Industrial Development Revenue — 6.2%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,500	$ 2,570,050
Columbia Industrial Development Board, AL, (Alabama Power Co.), 3.81% to 6/1/28 (Put Date), 12/1/37	2,500	2,500,000

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$ 869,794
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	947,708
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,003,200
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,304,850
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,497,270
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	218,176
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,414,400
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,041,367
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,171,200
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,888,435
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,018,640
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	5,942,950
		$ 35,388,040
Insured - Education — 0.1%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 755,445
		$ 755,445
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	$280	$ 281,873
(NPFG), 5.25%, 7/1/25	170	168,307
(NPFG), 5.25%, 7/1/29	1,110	1,099,722
(NPFG), 5.25%, 7/1/30	530	524,774
(NPFG), 5.25%, 7/1/34	100	98,431
		$ 2,173,107
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.2%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,379,561
(NPFG), 0.00%, 12/1/28	1,560	1,255,161
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	329,240
McCook, IL:
(AGM), 4.00%, 12/1/26	260	267,771
(AGM), 4.00%, 12/1/27	300	312,507
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	895,616
(AGM), 5.00%, 1/1/26	925	930,865
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,105,040
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	423,605
(BAM), 0.00%, 1/1/33	200	138,772
		$ 7,038,138
Insured - Hospital — 0.3%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,803,275
		$ 1,803,275
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 401,240
		$ 401,240
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,185	$ 984,711
		$ 984,711
Insured - Special Tax Revenue — 0.8%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,324,080
		$ 4,324,080
Insured - Transportation — 2.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,785,750
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,080,700
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,803,421

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$ 186,008
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,002,500
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	2,500	2,798,250
		$ 13,656,629
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,052,880
		$ 4,052,880
Lease Revenue/Certificates of Participation — 2.6%
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	$2,000	$ 2,194,980
5.00%, 6/15/40	2,000	2,168,860
5.25%, 6/15/39	1,500	1,661,745
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.25%, 6/15/40	5,000	5,054,400
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/40	1,685	1,901,641
Virginia Public Building Authority, 4.00%, 8/1/42	1,290	1,292,012
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	719,383
		$ 14,993,021
Other Revenue — 4.8%
Black Belt Energy Gas District, AL, 4.35%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,876,300
Buckeye Tobacco Settlement Financing Authority, OH:
5.00%, 6/1/36	2,000	2,133,160
5.00%, 6/1/55	4,025	3,746,631
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.68%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,238,314
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,050	1,059,219
5.50%, 12/1/53	740	733,458
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,495,682
Series B, 5.00%, 1/1/32(1)	1,000	1,027,960
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/30 (Put Date), 6/1/53	$2,000	$ 2,069,960
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,751,393
Southeast Alabama Gas Supply District, (Project No. 2), 4.337%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	3,003,090
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.42%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,150	3,131,604
		$ 27,266,771
Senior Living/Life Care — 10.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	$1,730	$ 1,758,614
5.00%, 11/15/27	1,320	1,338,097
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	449,883
5.00%, 11/1/24	705	704,182
5.00%, 11/1/26	770	764,479
5.00%, 11/1/27	425	420,329
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/27	260	262,272
5.00%, 11/15/28	300	302,046
5.00%, 11/15/29	315	316,544
5.00%, 11/15/30	330	330,983
5.375%, 11/15/55	300	277,359
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	555,138
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	525,840
5.00%, 5/15/25	300	300,840
5.00%, 5/15/26	350	351,054
5.00%, 5/15/27	400	400,924
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	695	668,819
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	471,215
5.00%, 12/1/39	370	319,643
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	207,434
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	118,324
5.00%, 7/1/48	465	410,702

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hanover County Economic Development Authority, VA, (Covenant Woods): (continued)
5.00%, 7/1/51	$870	$ 760,206
Howard County, MD, (Vantage House):
5.00%, 4/1/26	990	969,675
5.00%, 4/1/36	2,035	1,822,729
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	351,359
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.68%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,063,971
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/24	915	912,539
5.00%, 7/1/25	650	645,879
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,239,096
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	278,854
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	201,768
4.00%, 12/1/31	150	151,316
4.00%, 12/1/32	200	201,716
4.00%, 12/1/33	100	100,572
4.00%, 12/1/34	200	200,866
4.00%, 12/1/35	350	350,056
4.00%, 12/1/36	350	345,223
4.00%, 12/1/37	300	292,119
4.00%, 12/1/38	300	287,508
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,802,474
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	833,189
5.75%, 7/1/54(1)	1,725	1,549,188
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	997,790
5.00%, 1/1/26	1,040	1,035,986
5.00%, 1/1/27	1,095	1,086,831
5.00%, 1/1/29	1,205	1,188,118
5.00%, 1/1/30	630	617,123
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	413,686
5.00%, 7/1/33	305	286,343
5.00%, 7/1/34	195	181,459
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group): (continued)
5.00%, 7/1/39	$2,450	$ 2,182,435
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,213,635
5.25%, 1/1/54	250	201,533
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	239,754
5.00%, 5/15/30	300	276,675
5.00%, 5/15/31	775	707,420
5.00%, 5/15/32	650	587,061
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	374,240
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,303,394
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	273,186
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	616,161
5.00%, 5/15/39	480	427,368
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	542,052
5.00%, 4/1/49	1,510	1,316,962
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,659,104
5.00%, 4/1/29	1,000	986,370
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,905,431
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	625	624,956
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	506,680
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,250,751
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,788,560
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	550,379
5.00%, 11/15/29	400	406,908
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	749,895

12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Vermont Economic Development Authority, (Wake Robin Corp.): (continued)
5.00%, 5/1/26	$585	$ 590,177
5.00%, 5/1/27	500	505,060
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	590	561,420
5.00%, 7/1/31(1)	750	701,902
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	230,483
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	811,860
5.00%, 1/1/28(1)	445	425,451
5.00%, 1/1/29(1)	460	434,912
5.00%, 1/1/34(1)	500	449,110
5.00%, 1/1/39(1)	750	633,030
		$ 61,456,675
Special Tax Revenue — 4.6%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 267,676
3.50%, 6/1/39(1)	650	542,763
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	468,983
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	125	131,981
5.00%, 8/15/33	140	147,465
Massachusetts School Building Authority, 4.00%, 11/15/35	1,990	2,005,164
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,144,936
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	6,500	4,226,105
5.00%, 7/1/58	4,910	4,790,981
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, 5.00%, 4/1/37	2,000	2,363,220
Santa Clara Valley Transportation Authority, CA, 5.00%, 4/1/35(3)	3,500	4,206,475
South Village Community Development District, FL:
2.50%, 5/1/24	100	98,913
2.75%, 5/1/25	95	93,004
3.25%, 5/1/27	95	92,665
4.35%, 5/1/26	245	245,147
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$875	$ 718,865
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/52	3,000	3,427,320
		$ 25,971,663
Transportation — 9.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 4.43%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,151,168
Central Texas Regional Mobility Authority:
5.00%, 1/1/26	500	512,785
5.00%, 1/1/27	550	564,982
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,002,590
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,792,899
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	6,250	5,978,750
(AMT), 5.00%, 11/15/28	2,680	2,883,975
(AMT), 5.50%, 11/15/27	3,065	3,076,310
Illinois Toll Highway Authority, 5.25%, 1/1/43	1,000	1,112,460
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,220	3,299,985
(AMT), 5.00%, 5/15/36	3,080	3,284,974
(AMT), 5.00%, 5/15/45	5,000	5,055,600
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	511,125
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,095,069
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/31	1,000	1,012,760
(AMT), 5.00%, 10/1/36	1,175	1,282,078
(AMT), 5.00%, 10/1/38	1,600	1,727,360
Port of Portland, OR, (Portland International Airport), (AMT), 5.25%, 7/1/39	1,500	1,655,190
Port of Seattle, WA, (AMT), 5.00%, 8/1/28	2,270	2,426,970
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,178,850
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,054,480
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,242,430
		$ 54,902,790

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 9.5%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,515,250
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,144,365
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	3,195	3,250,721
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,528,322
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/46	4,000	4,547,680
5.25%, 6/15/52(4)	3,000	3,340,710
(SPA: Barclays Bank PLC), 4.48%, 6/15/53(5)	6,615	6,615,000
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	3,000	3,169,350
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/38(3)	6,030	7,070,235
Seminole County, FL, Water and Sewer Revenue, 4.00%, 10/1/33	3,000	3,026,370
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,417,000
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,186,160
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 4.45%, 6/1/24(5)	5,000	5,000,000
		$ 53,811,163
Total Tax-Exempt Municipal Obligations (identified cost $535,783,011)		$530,646,197

Taxable Municipal Obligations — 7.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 784,840
		$ 784,840
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 2,000,000
		$ 2,000,000
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.1%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,189,600
Chicago, IL:
7.375%, 1/1/33	3,250	3,441,068
7.781%, 1/1/35	2,600	2,830,854
Collin County, TX, 1.683%, 2/15/30	100	82,106
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	504,777
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,150,785
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	865,414
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,384	711,050
		$ 11,775,654
Housing — 0.9%
Maine Housing Authority, (SPA: Barclays Bank PLC), 5.33%, 11/15/52(6)	$5,000	$ 5,000,000
		$ 5,000,000
Insured - General Obligations — 0.7%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 567,480
Detroit, MI, (AMBAC), 5.15%, 4/1/25	3,371	3,291,183
		$ 3,858,663
Insured - Special Tax Revenue — 0.8%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,178,626
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,184,160
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,010,471
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.50%, 9/1/23	510	508,883
(AGM), 3.75%, 9/1/25	500	477,350
(AGM), 4.00%, 9/1/26	500	474,545
		$ 4,834,035
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$500	$ 490,505
		$ 490,505
Special Tax Revenue — 1.0%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$2,000	$ 1,670,260

14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$335	$ 315,349
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,437,538
		$ 5,423,147
Water and Sewer — 1.5%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(6)	$8,600	$ 8,600,000
		$ 8,600,000
Total Taxable Municipal Obligations (identified cost $43,992,936)		$ 42,766,844
Total Investments — 102.6% (identified cost $588,436,384)		$581,595,934
Other Assets, Less Liabilities — (2.6)%		$ (14,813,314)
Net Assets — 100.0%		$566,782,620
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $32,586,916 or 5.7% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	When-issued/delayed delivery security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at July 31, 2023.
At July 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	15.7%
Texas	11.2%
Others, representing less than 10% individually	74.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Statement of Assets and Liabilities

July 31, 2023
Assets
Investments, at value (identified cost $588,436,384)	$ 581,595,934
Cash	2,344,841
Interest receivable	5,150,350
Receivable for investments sold	4,648,193
Receivable for Fund shares sold	1,207,212
Total assets	$594,946,530
Liabilities
Payable for floating rate notes issued	$ 2,404,998
Payable for when issued/delayed delivery securities	22,921,102
Payable for Fund shares redeemed	2,008,650
Distributions payable	187,610
Payable to affiliates:
Investment adviser and administration fee	287,680
Distribution and service fees	26,457
Interest expense and fees payable	11,956
Accrued expenses	315,457
Total liabilities	$ 28,163,910
Net Assets	$566,782,620
Sources of Net Assets
Paid-in capital	$ 634,115,044
Accumulated loss	(67,332,424)
Net Assets	$566,782,620
Class A Shares
Net Assets	$ 61,216,503
Shares Outstanding	5,500,316
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.13
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 11.50
Class C Shares
Net Assets	$ 15,390,822
Shares Outstanding	1,383,316
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.13
Class I Shares
Net Assets	$ 490,175,295
Shares Outstanding	43,981,472
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Statement of Operations

Year Ended
July 31, 2023
Investment Income
Interest income	$ 23,063,188
Total investment income	$ 23,063,188
Expenses
Investment adviser and administration fee	$ 3,497,944
Distribution and service fees:
Class A	160,236
Class C	190,663
Trustees’ fees and expenses	36,136
Custodian fee	141,261
Transfer and dividend disbursing agent fees	221,131
Legal and accounting services	72,988
Printing and postage	45,754
Registration fees	141,542
Interest expense and fees	57,961
Miscellaneous	127,278
Total expenses	$ 4,692,894
Net investment income	$ 18,370,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (26,642,436)
Futures contracts	4,689,257
Net realized loss	$(21,953,179)
Change in unrealized appreciation (depreciation):
Investments	$ 2,085,765
Net change in unrealized appreciation (depreciation)	$ 2,085,765
Net realized and unrealized loss	$(19,867,414)
Net decrease in net assets from operations	$ (1,497,120)
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Statements of Changes in Net Assets

	Year Ended July 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 18,370,294	$ 22,523,550
Net realized loss	(21,953,179)	(39,117,869)
Net change in unrealized appreciation (depreciation)	2,085,765	(89,909,346)
Net decrease in net assets from operations	$ (1,497,120)	$ (106,503,665)
Distributions to shareholders:
Class A	$ (1,878,168)	$ (3,808,390)
Class C	(414,887)	(861,036)
Class I	(15,983,846)	(37,920,723)
Total distributions to shareholders	$ (18,276,901)	$ (42,590,149)
Transactions in shares of beneficial interest:
Class A	$ (16,224,578)	$ (34,054,610)
Class C	(8,289,225)	(8,140,191)
Class I	(138,227,894)	(426,023,493)
Net decrease in net assets from Fund share transactions	$(162,741,697)	$ (468,218,294)
Net decrease in net assets	$(182,515,718)	$ (617,312,108)
Net Assets
At beginning of year	$ 749,298,338	$1,366,610,446
At end of year	$ 566,782,620	$ 749,298,338
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Financial Highlights

	Class A
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 11.390	$ 12.870	$ 12.330	$ 12.310	$ 11.880
Income (Loss) From Operations
Net investment income(1)	$ 0.327	$ 0.215	$ 0.232	$ 0.262	$ 0.277
Net realized and unrealized gain (loss)	(0.260)	(1.282)	0.541	0.018 (2)	0.427
Total income (loss) from operations	$ 0.067	$ (1.067)	$ 0.773	$ 0.280	$ 0.704
Less Distributions
From net investment income	$ (0.327)	$ (0.219)	$ (0.233)	$ (0.260)	$ (0.274)
From net realized gain	—	(0.194)	—	—	—
Total distributions	$ (0.327)	$ (0.413)	$ (0.233)	$ (0.260)	$ (0.274)
Net asset value — End of year	$11.130	$11.390	$ 12.870	$ 12.330	$ 12.310
Total Return(3)	0.65%	(8.47)%	6.34%	2.32%	6.02%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 61,217	$ 79,594	$127,729	$129,416	$127,094
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.98%	0.93%	0.92%	0.92%	0.94%
Interest and fee expense(4)	0.01%	—	0.00% (5)	0.00% (5)	—
Total expenses	0.99%	0.93%	0.92%	0.92%	0.94%
Net investment income	2.95%	1.77%	1.84%	2.15%	2.32%
Portfolio Turnover	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Financial Highlights — continued

	Class C
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 11.390	$ 12.870	$ 12.330	$ 12.300	$ 11.870
Income (Loss) From Operations
Net investment income(1)	$ 0.243	$ 0.124	$ 0.139	$ 0.171	$ 0.188
Net realized and unrealized gain (loss)	(0.259)	(1.282)	0.540	0.027 (2)	0.426
Total income (loss) from operations	$ (0.016)	$ (1.158)	$ 0.679	$ 0.198	$ 0.614
Less Distributions
From net investment income	$ (0.244)	$ (0.128)	$ (0.139)	$ (0.168)	$ (0.184)
From net realized gain	—	(0.194)	—	—	—
Total distributions	$ (0.244)	$ (0.322)	$ (0.139)	$ (0.168)	$ (0.184)
Net asset value — End of year	$11.130	$11.390	$12.870	$12.330	$12.300
Total Return(3)	(0.11)%	(9.15)%	5.55%	1.64%	5.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 15,391	$ 24,274	$ 36,398	$ 41,939	$ 47,617
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.73%	1.68%	1.67%	1.67%	1.69%
Interest and fee expense(4)	0.01%	—	0.00% (5)	0.00% (5)	—
Total expenses	1.74%	1.68%	1.67%	1.67%	1.69%
Net investment income	2.20%	1.03%	1.11%	1.40%	1.57%
Portfolio Turnover	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 11.410	$ 12.890	$ 12.350	$ 12.320	$ 11.900
Income (Loss) From Operations
Net investment income(1)	$ 0.355	$ 0.245	$ 0.263	$ 0.293	$ 0.306
Net realized and unrealized gain (loss)	(0.260)	(1.282)	0.542	0.028 (2)	0.418
Total income (loss) from operations	$ 0.095	$ (1.037)	$ 0.805	$ 0.321	$ 0.724
Less Distributions
From net investment income	$ (0.355)	$ (0.249)	$ (0.265)	$ (0.291)	$ (0.304)
From net realized gain	—	(0.194)	—	—	—
Total distributions	$ (0.355)	$ (0.443)	$ (0.265)	$ (0.291)	$ (0.304)
Net asset value — End of year	$ 11.150	$ 11.410	$ 12.890	$ 12.350	$ 12.320
Total Return(3)	0.90%	(8.22)%	6.60%	2.66%	6.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$490,175	$645,430	$1,202,483	$1,245,273	$1,129,022
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.67%	0.67%	0.67%	0.69%
Interest and fee expense(4)	0.01%	—	0.00% (5)	0.00% (5)	—
Total expenses	0.74%	0.67%	0.67%	0.67%	0.69%
Net investment income	3.19%	2.01%	2.10%	2.40%	2.56%
Portfolio Turnover	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
21
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
22

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements  — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond).The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2023. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2023, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $2,404,998 and $3,340,710, respectively. The interest rate on the Floating Rate Notes outstanding at July 31, 2023 was 4.01%. For the year ended July 31, 2023, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $1,610,959 and 3.60%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2023.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Fund may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to
23

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements  — continued

make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2023 and July 31, 2022 was as follows:
	Year Ended July 31,
	2023	2022
Tax-exempt income	$16,014,042	$20,432,947
Ordinary income	$ 2,262,859	$ 2,193,210
Long-term capital gains	$ —	$19,963,992
As of July 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 180,465
Deferred capital losses	(60,877,639)
Net unrealized depreciation	(6,447,640)
Distributions payable	(187,610)
Accumulated loss	$(67,332,424)
At July 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $60,877,639 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2023, $21,852,030 are short-term and $39,025,609 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 585,638,576
Gross unrealized appreciation	$ 8,384,400
Gross unrealized depreciation	(14,832,040)
Net unrealized depreciation	$ (6,447,640)
24

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements  — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended July 31, 2023, the Fund's investment adviser and administration fee amounted to $3,497,944 or 0.60% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2023, EVM earned $11,625 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,848 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended July 31, 2023 in the amount of $94. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2023 amounted to $160,236 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2023, the Fund paid or accrued to EVD $142,997 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2023 amounted to $47,666 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2023, the Fund was informed that EVD received approximately $3,300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
25

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements  — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $589,823,845 and $722,850,322, respectively, for the year ended July 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended July 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,048,553	$ 22,521,094	1,300,438	$ 15,469,675
Issued to shareholders electing to receive payments of distributions in Fund shares	151,407	1,674,093	281,993	3,456,210
Redemptions	(3,685,045)	(40,419,765)	(4,518,204)	(52,980,495)
Net decrease	(1,485,085)	$ (16,224,578)	(2,935,773)	$ (34,054,610)
Class C
Sales	224,477	$ 2,486,891	146,884	$ 1,816,121
Issued to shareholders electing to receive payments of distributions in Fund shares	33,686	372,409	63,861	784,274
Redemptions	(1,005,989)	(11,148,525)	(907,742)	(10,740,586)
Net decrease	(747,826)	$ (8,289,225)	(696,997)	$ (8,140,191)
Class I
Sales	23,349,812	$ 259,411,972	17,324,361	$ 207,605,346
Issued to shareholders electing to receive payments of distributions in Fund shares	1,249,629	13,835,000	2,628,830	32,266,907
Redemptions	(37,184,269)	(411,474,866)	(56,658,603)	(665,895,746)
Net decrease	(12,584,828)	$(138,227,894)	(36,705,412)	$(426,023,493)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2023.
26

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Notes to Financial Statements  — continued

9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2023, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended July 31, 2023, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$4,689,257	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2023, which is indicative of the volume of this derivative type, was approximately $3,295,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,731,825	$ —	$ 7,731,825
Tax-Exempt Mortgage-Backed Securities	—	451,068	—	451,068
Tax-Exempt Municipal Obligations	—	530,646,197	—	530,646,197
Taxable Municipal Obligations	—	42,766,844	—	42,766,844
Total Investments	$ —	$581,595,934	$ —	$581,595,934
27

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
28

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2023, the Fund designates 87.62% of distributions from net investment income as an exempt-interest dividend.
29

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1   for each of the Eaton Vance Funds for an additional one-year period.  The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees.  Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”).  (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
30

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives.  The Board also received information regarding risk management techniques employed in connection with the management of the funds.  The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters.  In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees.  The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor.  The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
31

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement.  Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies.  The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund.  The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals.  In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.  The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof.  The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.  The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services.  The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds.  The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.  In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period.  The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period.  The Board noted certain actions taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”).  As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.  The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
32

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group.  The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds.  The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases.  Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser.  The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
33

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
34

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
35

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
36

Eaton Vance
Municipal Opportunities Fund
July 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
37

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
38

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2022 and July 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$41,150	$41,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$41,500	$41,600

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$40,350	$40,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$40,700	$40,800

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$41,150	$41,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$41,500	$41,600

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$45,450	$50,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$1,650	$0
All Other Fees(3)	$0	$0

Total	$47,100	$50,900

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$53,850	$54,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$54,200	$54,300

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2022	7/31/2023
Audit Fees	$54,350	$54,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$54,700	$54,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/21	9/30/21	7/31/22	8/31/22	9/30/22	7/31/23
Audit Fees	$259,550	$293,350	$276,300	$286,950	$321,150	$284,000
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$53,653	$58,033	$3,400	$350	$3,650	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$313,203	$351,383	$279,700	$287,300	$324,800	$284,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/21	9/30/21	7/31/22	8/31/22	9/30/22	7/31/23
Registrant(1)	$53,653	$58,033	$3,400	$350	$3,650	$0
Eaton Vance(2)	$150,300	$51,800	$0	$0	$52,836	$0

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 25, 2023